[Graphic Representation Omitted--See Appendix]

Federated Managed Conservative Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL REPORT

NOVEMBER 30, 2000
Not FDIC Insured*May Lose Value*No Bank Guarantee

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Federated Managed Conservative Growth Portfolio for the 12-month period ended November 30, 2000. Included in this report is an investment review, followed by a complete listing of the fund's holdings, financial statements and financial highlights.

The fund invests in a well-diversified portfolio of stocks and bonds. At the end of the reporting period, 59.2% of the fund's $176.6 million in net assets was invested in U.S. government and foreign bonds, with the remainder diversified across a range of U.S. and foreign stocks.1

Over the fund's fiscal year, Institutional Shares delivered a total return of 0.60%2 through a $0.63 decrease in share price, income distributions totaling $0.452 per share and capital gain distributions totaling $0.260 per share. Select Shares produced a total return of (0.11%)2 through a $0.63 decrease in share price, income distributions totaling $0.370 per share and capital gain distributions totaling $0.260 per share.

Thank you for pursuing your long-term goals through the high level of diversification and professional management of Federated Managed Conservative Growth Portfolio. As always, we invite your comments and suggestions.

Sincerely,

/s/J. Christopher Donahue

J. Christopher Donahue
President
January 15, 2001

1  International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2  Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Performance For 12 Months Ended November 30, 2000

The 12 months ended November 30, 2000 was a generally favorable one for bonds, but not for stocks. For the 12 months ended November 30, 2000, an investor in the Federated Managed Conservative Growth Portfolio Institutional Shares had a total return of 0.60%, while an investor in the Select Shares had a total return of (0.11%). As usual, performance among asset classes showed wide variation. Investment grade bonds did especially well, while foreign stocks had an exceptionally poor year. The U.S. stock markets set a new all-time high in March, but then embarked on a decline for the remainder of the reporting period. Investment grade bonds, in contrast to stocks, fell in price during the first part of the period, but increased in price during the remainder of the year. The fall in interest rates was offset by other factors in the remaining bond categories. High yield bond prices fell due to concerns regarding the rising delinquency and default rates. Returns for U.S. investors in foreign bonds were reduced b y currency losses associated with a steady increase in the value of the dollar.

Asset Allocation as of November 30, 2000

The fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value.

The fund has a normal allocation to stocks (40% of the fund's portfolio) in recognition of the risks associated with the slowing rate of economic growth in the U.S. and the apparent end to the abnormally high returns that stock investors experienced from 1996 to 1999. Historically, periods of slowing economic growth have been unfavorable for stocks when economic slowdowns developed into recessions. While the current strength of the U.S. economy does not suggest a recession, the economic slowdown has increased the risk of an overweight position.

Structure of the Bond Portfolio

Management currently has a neutral position with respect to the bond portfolio with a preference for longer rather than shorter maturities. As interest rates have declined, longer maturity investment grade bonds have had higher returns than shorter maturities. Within the government bond category, the maturity is now longer than the respective benchmarks. Other categories in which prices have been declining, such as high yield bonds, have maturities closer to their benchmarks.

Management currently has a normal allocation within the bond categories as all of the investment grade categories have benefited from interest rate declines. Other categories, such as foreign bonds, have normal allocations due to improved relative valuation and an apparent end to the factors responsible for losses last year. In the third quarter, the U.S. economy began to slow more rapidly than the European economy. This improvement in relative growth rates suggests an end to the steady decline in the Euro that is responsible for the losses in the foreign bond category.

Structure of the Equity Portfolio

Within the equity portfolio, the large cap stocks are currently held at above their normal allocations, while small-cap and foreign stocks are held at below their normal weights. During the past year, foreign stock prices experienced steeper declines than did U.S. stocks due to slower economic growth outside the U.S. and a steady rise in the value of the dollar. Within the U.S., slowing economic growth is often more difficult for smaller companies than for larger ones. As a result, the returns for investors in small-cap stocks are often lower. Within the large-cap stock category, the fund maintains a slight bias in favor of value stocks. In recent months, the returns for growth stocks have been reduced by the declines in the prices of technology stocks.

GROWTH OF $25,000 INVESTED IN FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO--INSTITUTIONAL SHARES

[Graphic Representation Omitted--See Appendix]

Average Annual Total Return For The Period Ended 11/30/2000
1 Year	0.60%
5 Years	7.26%
Start of Performance (5/25/94)	8.31%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Managed Conservative Growth Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2000 compared to the Lehman Brothers Government/Corporate Total Index (LBGCT)2 and the Managed Conservative Growth Indices Blend (MCGIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT and the MCGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBGCT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 The MCGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 10% Morgan Stanley Capital International Europe Australia Far East Index, 25% Standard & Poors 500 Index, 5% Russell 2000 Index, 52% Lehman Brothers Aggregate Bond Index, 3% Lehman Brothers High Yield Bond Index and 5% JP Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

GROWTH OF $10,000 INVESTED IN FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO--SELECT SHARES

Average Annual Total Return For The Period Ended 11/30/2000
1 Year	(0.11%)
5 Years	6.53%
Start of Performance (5/25/94)	7.57%

The graph above illustrates the hypothetical investment of $10,0001 in Federated Managed Conservative Growth Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2000 compared to the Lehman Brothers Government/Corporate Total Index (LBGCT)2 and the Managed Conservative Growth Indices Blend (MCGIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT and the MCGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBGCT is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged.

3 The MCGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 10% Morgan Stanley Capital International Europe Australia Far East Index, 25% Standard & Poors 500 Index, 5% Russell 2000 Index, 52% Lehman Brothers Aggregate Bond Index, 3% Lehman Brothers High Yield Bond Index and 5% JP Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

Portfolio of Investments

NOVEMBER 30, 2000
Shares			Value in U.S. Dollars
		STOCKS--40.3%
		LARGE-CAP STOCKS--24.4%
		Basic Materials--0.3%
8,101		Du Pont (E.I.) de Nemours & Co.	$342,774
4,000		PPG Industries, Inc.	166,750

		TOTAL	509,524

		Capital Goods--1.5%
36,600		General Electric Co.	1,813,988
4,800		Honeywell International, Inc.	234,000
11,700		Tyco International, Ltd.	617,175

		TOTAL	2,665,163

		Communication Services--1.2%
21,765		AT&T Corp.	427,138
5,800	[1]	NEXTEL Communications, Inc., Class A	179,800
170	[1]	NTL, Inc.	4,632
4,496	[1]	Qwest Communications International, Inc.	169,724
6,400	[1]	Sprint Corp. (PCS Group)	145,200
22,424		Verizon Communications, Inc.	1,259,949

		TOTAL	2,186,443

		Consumer Cyclicals--1.6%
17,656		Ford Motor Co.	401,674
5,700		General Motors Corp.	282,150
11,450		Home Depot, Inc.	448,697
7,500		Knight-Ridder, Inc.	385,781
7,600		Target Corp.	228,475
20,500		Wal-Mart Stores, Inc.	1,069,844

		TOTAL	2,816,621

		Consumer Staples--2.3%
5,000	[1]	Clear Channel Communications, Inc.	252,500
11,800		Coca-Cola Co.	738,975
6,800	[1]	Comcast Corp., Class A	261,375
6,200		Kimberly-Clark Corp.	433,613
7,700		PepsiCo, Inc.	349,388
14,300		Philip Morris Cos., Inc.	546,081
8,377	[1]	Viacom, Inc., Class B	428,274
11,600		Walgreen Co.	516,925
18,900		Walt Disney Co.	546,919

		TOTAL	4,074,050

		Energy--2.6%
9,700		Ashland, Inc.	304,337
5,500		Chevron Corp.	450,313
5,897		Conoco, Inc., Class B	147,794
23,540		Exxon Mobil Corp.	2,071,520
3,700		Halliburton Co.	123,488
12,100		Royal Dutch Petroleum Co., ADR	722,219
5,400		Schlumberger Ltd.	334,800
6,200		Texaco, Inc.	359,988

		TOTAL	4,514,459

		Financials--4.5%
12,704		Allstate Corp.	485,928
9,000		American Express Co.	494,437
12,229		American International Group, Inc.	1,185,449
13,134		Bank of America Corp.	524,539
9,450		Chase Manhattan Corp.	348,469
36,566		Citigroup, Inc.	1,821,444
11,200		First Union Corp.	281,400
3,700		Loews Corp.	349,650
8,200		Mellon Financial Corp.	384,375
7,400		Merrill Lynch & Co., Inc.	428,275
12,000		Morgan Stanley Dean Witter & Co.	760,500
5,000		PNC Financial Services Group	332,500
6,000		Schwab (Charles) Corp.	166,125
9,576		Washington Mutual, Inc.	435,110

		TOTAL	7,998,201

		Health Care--3.7%
9,300		Abbott Laboratories	512,081
5,000	[1]	Amgen, Inc.	318,125
3,600		Baxter International, Inc.	311,625
9,200		Bristol-Myers Squibb Co.	637,675
6,500		Johnson & Johnson	650,000
5,100		Lilly (Eli) & Co.	477,806
6,600		Medtronic, Inc.	351,450
10,000		Merck & Co., Inc.	926,875
27,375		Pfizer, Inc.	1,213,055
8,969		Pharmacia Corp.	547,109
8,800		Schering Plough Corp.	493,350

		TOTAL	6,439,151

		Technology--6.1%
2,021	[1]	Agilent Technologies, Inc.	105,471
11,300	[1]	America Online, Inc.	458,893
5,400	[1]	Applied Materials, Inc.	218,362
1,139	[1]	Avaya, Inc.	13,312
32,000	[1]	Cisco Systems, Inc.	1,532,000
13,800		Compaq Computer Corp.	296,700
6,300		Computer Associates International, Inc.	164,588
6,300		Corning, Inc.	368,550
13,400	[1]	Dell Computer Corp.	257,950
11,200	[1]	EMC Corp. Mass	833,000
4,700		Eastman Kodak Co.	197,400
4,200		Electronic Data Systems Corp.	222,338
9,500		First Data Corp.	486,281
28,000		Intel Corp.	1,065,750
9,100		International Business Machines Corp.	850,850
13,670		Lucent Technologies, Inc.	212,739
13,300	[1]	Microsoft Corp.	763,088
12,300		Motorola, Inc.	246,769
8,300		Nortel Networks Corp.	313,325
27,600	[1]	Oracle Corp.	731,400
4,300	[1]	Qualcomm, Inc.	345,075
8,500	[1]	Sun Microsystems, Inc.	646,531
9,600		Texas Instruments, Inc.	358,200
2,700	[1]	Yahoo, Inc.	106,988

		TOTAL	10,795,560

		Transportation--0.2%
8,600		Union Pacific Corp.	399,900

		Utilities--0.4%
5,600		Enron Corp.	362,600
8,500		Reliant Energy, Inc.	333,625

		TOTAL	696,225

		TOTAL LARGE-CAP STOCKS	43,095,297

		FOREIGN EQUITY--8.2%
		Australia--0.1%
15,000		Fosters Brewing Group	36,987
1,600		News Corp., Ltd.	14,235
700		News Corp. Ltd., ADR	24,413
31,200		PowerLan Ltd.	15,607

		TOTAL	91,242

		Brazil--0.0%
900		Unibanco Uniao de Bancos Brasileiros SA, ADR	20,025

		Canada--0.1%
400		Barrick Gold Corp.	6,018
2,000		Bombardier, Inc., Class B	29,046
353	[1]	C-MAC Industries, Inc.	14,598
276	[1]	Celestica, Inc.	14,523
1,400		Descartes Systems Group, Inc. (Legend)	33,917
1,424		Nortel Networks Corp.	53,417
2,150		Quebecor World, Inc.	49,007
1,332		Talisman Energy, Inc.	40,467

		TOTAL	240,993

		Denmark--0.1%
612		Carlsberg AS, Class B	30,117
1,957		GN Store Nord AS	27,385
428		Novo Nordisk, Class B	82,851
605	[1]	Novozymes AS, Class B	11,147
850		Tele Danmark AS	34,197

		TOTAL	185,697

		France--1.2%
474		AXA	66,363
1,228		Alcatel	60,869
2,210		Alstom	51,889
750		Aventis SA	58,796
2,100		Bouygues	92,221
162		Cap Gemini SA	22,385
780		Carrefour SA	46,971
560		Casino Guichard Perrachon	53,762
164		Eridania Beghin-Say SA	16,401
461		France Telecommunications	38,685
59,900		iShares MSCI France Index Fund	1,370,213
430		Pinault-Printemps-Redoute SA	77,777
280		Suez Lyonnaise des Eaux	47,407
248		Total Fina SA, Class B	35,433
1,507	[1]	Vivendi SA	62,248

		TOTAL	2,101,420

		Germany, Federal Republic Of--0.8%
400		Adidas AG	22,697
150		Allianz AG Holding	51,733
1,217		Deutsche Post AG	23,494
1,212		Dresdner Bank AG, Frankfurt	44,751
295		Ergo Versicherungs Gruppe	41,071
316		Henkel KGAA, Pfd.	19,018
59,500		iShares MSCI Germany Index Fund	1,082,156
144		Muenchener Rueckversicherungs-Gesellschaft AG	46,796
905		Schering AG	49,328
1,990	[1]	Thyssen Krupp AG	25,456

		TOTAL	1,406,500

		Hong Kong--0.1%
9,000		Cathay Pacific Airways	15,981
51,000		Computer and Technologies Holdings Ltd.	30,731
9,200		Dah Sing Financial Group	40,457
14,000	[1]	MTR Corp., Ltd.	21,449
5,600		Television Broadcasts Ltd.	30,370
13,000		Wing Hang Bank Ltd.	42,584

		TOTAL	181,572

		Ireland--0.0%
750	[1]	Elan Corp. PLC, ADR	40,453

		Israel--0.0%
390	[1]	Card-Guard Scientific Survival Ltd.	22,906
400	[1]	Geo Interactive Media Group PLC	2,985

		TOTAL	25,891

		Italy--0.4%
10,600		Arn Mondadori Edit	106,557
26,500		iShares MSCI Italy Index Fund	599,562

		TOTAL	706,119

		Japan--1.8%
4,000		Amada Co.	32,635
1,200		Capcom Co., Ltd.	42,948
1,100		Familymart Co.	28,262
223,900		iShares MSCI Japan Index Fund	2,644,819
1,400		Katokichi Co.	36,096
400		Konami Co., Ltd.	26,865
300		Kyocera Corp.	39,216
16,000		Mitsubishi Heavy Industries Ltd.	69,813
2		NTT DoCoMo, Inc.	51,025
3,000		Nikko Securities Co., Ltd.	22,961
1,000		Nippon Electric Glass Co., Ltd.	25,152
4		Nippon Telegraph & Telephone Corp.	34,438
6,000		Rengo Co., Ltd.	23,692
650		Sony Corp.	48,988
800		Takeda Chemical Industries Ltd.	49,475
2,000		Tokyo Electric Power Co.	47,239

		TOTAL	3,223,624

		Korea, Republic Of--0.0%
4,855		Korea Data Systems	10,205

		Mexico--0.0%
975		Telefonos de Mexico, Class L, ADR	45,703

		Netherlands--0.6%
34,900		iShares MSCI Netherlands Index Fund	763,438
776		Koninklijke Ahold NV	24,860
909		Koninklijke (Royal) Philips Electronics NV	30,046
531		Unilever NV	32,739
1,050		Unique International NV	22,370
466		Van der Moolen Holding NV	37,119
6,300		Vendex International	88,258

		TOTAL	998,830

		Norway--0.0%
1,300	[1]	Petroleum Geo-Services, ADR	14,381
178		Smedvig ASA, Class A	1,343
2,700		Smedvig ASA, Class B	18,475
800		Tomra Systems ASA	14,396

		TOTAL	48,595

		Portugal--0.1%
10,800		Banco Comercial Portugues	53,908
4,100		Banco Pinto & Sotto Mayor	91,345
3,900		Telecel - Comunicacoes Pessoais SA	40,121

		TOTAL	185,374

		Singapore--0.1%
25,000		Delgro Corporation Ltd.	67,556
4,000		Singapore Press Holdings Ltd.	62,254
5,000		United Overseas Bank	35,916

		TOTAL	165,726

		Spain--0.2%
1,870		Altadis SA	27,140
19		Banco Santander Central Hispano, SA	168
1,216		Corporacion Mapfre SA	22,206
550		Grupo Empresarial Ence SA	7,767
4,765		Telefonica SA	74,793
6,400		Union Electrica Fenosa	114,537

		TOTAL	246,611

		Sweden--0.0%
29,000		Rotternos AB	22,663
3,200		Telefonaktiebolaget LM Ericsson	36,476

		TOTAL	59,139

		Switzerland--0.6%
310	[1]	ABB Ltd.	28,203
5		Clariant AG	1,480
58,600		iShares MSCI Switzerland Index Fund	897,312
60	[1]	Kudelski SA	69,788
140		Zurich Financial Services AG	75,453

		TOTAL	1,072,236

		United Kingdom--2.0%
4,824		Arriva PLC	17,964
4,682		BAA PLC	39,995
5,730		British Aerospace PLC	29,483
3,500		British American Tobacco PLC	24,923
10,070		British Energy PLC	36,427
3,075		British Telecommunication PLC	26,617
2,037		CMG PLC	25,479
2,010	[1]	Cable & Wireless PLC	24,912
3,816		Cadbury Schweppes PLC	26,658
5,024		Diageo PLC	52,271
3,713		EMAP PLC	41,164
13,446	[1]	Energis PLC	85,906
153,400		iShares MSCI United Kingdom Index Fund	2,646,150
14,234		Invensys PLC	34,697
5,128		Misys PLC	36,225
150		Pace Micro Technology PLC	1,066
3,032		Railtrack Group PLC	40,811
4,891		Reckitt Benckiser PLC	62,288
11,300		Rentokil Initial PLC	31,159
11,147		Rolls-Royce PLC	32,321
2,450		Royal Bank of Scotland PLC, Edinburgh	50,493
5,800	[1]	Royal Bank of Scotland PLC, Edinburgh - Addl. Value Shs.	6,677
1,000	[1]	Shire Pharmaceuticals Group PLC	15,791
1,826		Smithkline Beecham PLC	23,865
10,045		Vodafone Group PLC	34,444
6,079		Whitbread PLC	48,321

		TOTAL	3,496,107

		TOTAL FOREIGN EQUITY	14,552,062
Principal Amount
	[2]	FUTURES CONTRACTS COLLATERAL--7.6%
$13,500,000		United States Treasury Bill, 12/14/2000	13,474,890

		TOTAL STOCKS (IDENTIFIED COST $62,879,908)	71,122,249

		BONDS--59.2%
		TREASURY AND GOVERNMENT SECURITIES--18.3%
	[3]	Repurchase Agreement--2.9%
5,160,000		Societe Generale Securities Corp., 6.510%, dated 11/30/2000, due 12/1/2000	5,160,000

		U.S. Treasury Agreements--15.4%
6,870,000		United States Treasury Bond, 6.125%, 11/15/2027	7,241,804
2,000,000		United States Treasury Note, 5.625%, 5/15/2008	2,016,920
2,326,000		United States Treasury Note, 6.000%, 8/15/2009	2,404,456
4,300,000		United States Treasury Note, 6.125%, 8/15/2007	4,452,693
2,200,000		United States Treasury Note, 6.500%, 10/15/2006	2,308,064
8,280,000		United States Treasury Note, 6.625%, 5/15/2007	8,786,653

		TOTAL	27,210,590

		Total Treasury and Government Securities	32,370,590
		MUTUAL FUNDS--21.7%
713,982		High Yield Bond Portfolio	4,990,735
3,401,243		Federated Mortgage Core Portfolio	33,332,189

		TOTAL MUTUAL FUNDS	38,322,924

		INVESTMENT GRADE BONDS--14.3%
		Air Transportation--0.1%
265,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	253,324

		Automotive--0.6%
750,000		Arvin Capital, Inc., Company Guarantee, 9.500%, 2/1/2027	697,740
350,000		Hertz Corp., Note, 8.250%, 6/01/2005	362,015

		TOTAL	1,059,755

		Banking--1.4%
400,000	[1,4]	Barclays Bank PLC, Bond, 8.550%, 9/29/2049	406,294
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	87,459
250,000		Crestar Financial Corp., Sub. Note, 8.750%, 11/15/2004	262,725
400,000	[4]	Den Danske Bank, Note, 7.400% 6/15/2010	396,564
900,000		National Bank of Canada, Sub. Note, 8.125%, 8/15/2004	946,107
400,000	[4]	Swedbank, Sub. Note, 7.500%, 11/01/2006	386,366

		TOTAL	2,485,515

		Cable Television--1.1%
600,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	654,498
350,000		Continental Cablevision, Sr. Note, 8.500%, 9/15/2001	354,596
1,000,000		Cox Communications Inc., MTN, 6.690%, 9/20/2004	983,340

		TOTAL	1,992,434

		Chemicals & Plastics--0.3%
450,000	[4]	Bayer Corp., Deb., 6.500%, 10/1/2002	450,639

		Ecological Services & Equipment--0.4%
350,000		USA Waste Services, Inc., Note, 6.125%, 7/15/2001	345,534
275,000		Waste Management, Deb., 8.750%, 5/1/2018	269,926

		TOTAL	615,460

		Education--0.2%
375,000		Boston University, MTN, 7.625%, 7/15/2097	342,386

		Electronics--0.4%
700,000		Anixter International., Inc., Company Guarantee, 8.000%, 9/15/2003	691,439

		Finance--Automotive--0.4%
150,000		Ford Motor Credit Co., Unsecd. Note, 7.250%, 1/15/2003	150,852
500,000		General Motors Acceptance Corp., Sr. Note, 6.000%, 2/01/2002	495,280

		TOTAL	646,132

		Financial Intermediaries--1.8%
950,000		Amvescap PLC, Sr. Note, 6.600%, 5/15/2005	917,776
350,000		Capital One Financial, Note, 7.125%, 8/01/2008	307,111
300,000		Lehman Brothers Holdings, Bond, 6.200%, 1/15/2002	296,700
400,000		Lehman Brothers Holdings Inc., Note, 6.900%, 1/29/2001	399,836
300,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	295,794
415,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	411,643
225,000		Salomon, Inc., Note, 7.200%, 2/1/2004	226,366
318,831	[4]	World Financial, Pass Thru Cert., Series 96 WFP-B, 6.910%, 9/1/2013	313,666

		TOTAL	3,168,892

		Financial Services--0.7%
750,000		General Electric Capital Corp., 7.000%, 3/01/2002	755,288
450,000		Morgan Stanley, Dean Witter & Co., Unsecd. Note, 6.875%, 3/01/2003	451,431

		TOTAL	1,206,719

		Food & Drug Retailers--0.5%
950,000		Meyer (Fred), Inc., Company Guarantee, 7.450%, 3/01/2008	953,886

		Forest Products--0.4%
650,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	693,069

		Insurance--0.9%
250,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	229,507
400,000		Conseco, Inc., Sr. Sub. Note, 10.250%, 6/01/2002	294,000
365,000		Geico Corp, Deb., 9.150%, 9/15/2021	385,422
600,000		Provident Cos., Inc., Bond, 7.405%, 3/15/2038	450,366
250,000		USF&G Capital II, Company Guarantee, 8.470%, 1/10/2027	226,698

		TOTAL	1,585,993

		Leisure & Entertainment--0.4%
600,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	594,714
125,000		Viacom, Inc., Sr. Deb., 8.250%, 8/01/2022	122,493

		TOTAL	717,207

		Metals & Mining--0.5%
400,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	401,392
450,000		Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005	454,658

		TOTAL	856,050

		Printing & Publishing--0.5%
450,000		Harcourt General, Inc., Sr. Note, 6.700%, 8/01/2007	421,245
440,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	458,564

		TOTAL	879,809

		Real Estate--0.4%
800,000		SUSA Partnership LP, Deb., 7.500%, 12/1/2027	658,584

		Retailers--0.7%
1,090,000		Shopko Stores, Sr. Note, 8.500%, 3/15/2002	801,150
450,000		Target Corp., Note, 7.500%, 2/15/2005	461,660

		TOTAL	1,262,810

		Sovereign Government--0.4%
400,000		Colombia, Government of, Note, 7.250%, 2/15/2003	370,000
360,000		Quebec, Province of, Deb., 9.125%, 8/22/2001	364,475

		TOTAL	734,475

		Supranational--0.1%
250,000		Corp Andina De Fomento, Sr. Note, 7.750%, 3/01/2004	253,800

		Technology Services--0.3%
69,000,000		International Business Machines Corp., Note, 0.900%, 4/14/2003	624,219

		Telecommunications & Cellular--1.3%
250,000		Deutsche Telekom AG, Global Bond, 7.750%, 6/15/2005	254,488
435,000		Sprint Capital Corp., Company Guarantee, 5.875%, 5/01/2004	416,569
30,588		TCI Communications Inc., 9.720%, Pfd., $2.43	762,788
840,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	813,061

		TOTAL	2,246,906

		Utilities--0.5%
250,000		Enersis SA, Note, 7.400%, 12/1/2016	217,940
750,000		National Rural Utilities, MTN, 5.750%, 12/01/2008	680,505

		TOTAL	898,445

		TOTAL INVESTMENT GRADE BONDS	25,277,948

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		FOREIGN BONDS--4.9%
		Austrian Schilling--0.1%
120,000		Austria, Government of, Bond, Series 99-4, 5.500%, 1/15/2010	105,890

		Belgian Franc--0.2%
387,355		Belgium, Government of, Bond, 6.500%, 3/31/2005	354,735

		British Pound--0.3%
145,000		United Kingdom, Government of, Bond, 6.500%, 12/07/2003	212,279
180,000		United Kingdom, Government of, Bond, 7.000%, 6/07/2002	261,446

		TOTAL	473,725

		Canadian Dollar--0.7%
290,000		Canada, Government of, Deb., 6.500%, 6/1/2004	194,410
375,000		Ontario Hydro, 9.000%, 6/24/2002	255,192
90,000,000		Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010	823,614

		TOTAL	1,273,216

		Danish Krone--0.1%
2,200,000		Denmark, Government of, Bond, 6.000%, 11/15/2009	268,554

		Deutsche Mark--0.5%
52,000,000		DSL Bank, Note, 2.600%, 7/10/2002	484,031
445,000		Germany, Government of, 4.750%, 7/04/2028	347,385

		TOTAL	831,416

		Finland Markka--0.2%
350,000		Finland, Government of, Bond, 5.750%, 2/23/2011	316,809

		Greek Drachma--0.3%
160,000,000		Greece, Government of, Floating Rate Note, 9/30/2003	423,320
34,000,000		Greece, Government of, Floating Rate Note, 10/23/2003	89,956

		TOTAL	513,276

		Hungarian Forint--0.1%
19,600,000		Hungary, Government of, Bond, 14.000%, 12/12/2002	67,301
13,000,000		Hungary, Government of, Bond, Series 02/I, 12.500%, 9/24/2002	43,410

		TOTAL	110,711

		Irish Pound-0.2%
420,000		Ireland, Government of, 3.500%, 10/18/2005	342,364

		Italian Lira--0.8%
62,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	566,326
960,000		Italy, Government of, Bond, 4.750%, 7/01/2005	824,214

		TOTAL	1,390,540

		Netherlands Guilder--0.3%
50,000		Netherlands, Government of, 5.500%, 1/15/2028	43,454
542,646		Netherlands, Government of, 5.750%, 1/15/2004	482,266

		TOTAL	525,720

		Norwegian Krone--0.3%
48,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	438,289
1,615,000		Norway, Government of, Bond, 7.000%, 5/31/2001	173,628

		TOTAL	611,917

		Polish Zloty--0.1%
1,075,000		Poland, Government of, Series 0604, 10.000%, 6/12/2004	201,134

		Portugese Escutos--0.1%
170,000		Portugal, Government of, Ot's, 6.625%, 2/23/2007	158,043

		South African Rand--0.1%
1,500,000		South Africa, Government of, 13.500%, 9/15/2015	197,239

		Spanish Peseta--0.5%
540,910		Spain, Government of, Bond, 6.150%, 1/31/2013	498,661
435,000		Spain, Government of, Bond, 4.250%, 7/30/2002	374,115

		TOTAL	872,776

		TOTAL FOREIGN BONDS	8,548,065

		TOTAL BONDS (IDENTIFIED COST $108,452,048)	104,519,527

		TOTAL INVESTMENTS (IDENTIFIED COST $171,331,956)5	$175,641,776

1 Non-income producing security.

2 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital payments to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts was $11,482,075 at November 30, 2000.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2000, these securities amounted to $1,953,529 which represents 1.1% of net assets.

5 The cost of investments for federal tax purposes amounts to $171,735,416. The net unrealized appreciation of investments on a federal tax basis amounts to $3,906,360 which is comprised of $14,602,244 appreciation and $10,695,884 depreciation at November 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($176,566,965) at November 30, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 2000
Assets:
Total investments in securities, at value (identified cost $171,331,956)		$175,641,776
Cash		1,497
Cash denominated in foreign currencies (identified cost $214,079)		215,113
Income receivable		1,013,833
Net receivable for foreign currency exchange contracts		45
Receivable for investments sold		125,953
Receivable for shares sold		60,024

TOTAL ASSETS		177,058,241

Liabilities:
Payable for daily variation margin	$85,650
Payable for investments purchased	120,326
Payable for shares redeemed	234,779
Accrued expenses	50,521

TOTAL LIABILITIES		491,276

Net assets for 15,787,558 shares outstanding		$176,566,965

Net Assets Consist of:
Paid in capital		$164,409,535
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		2,678,250
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		9,485,688
Distributions in excess of net investment income		(6,508)

TOTAL NET ASSETS		$176,566,965

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Service Shares:
$121,563,010 ÷ 10,864,765 shares outstanding		$11.19

Select Shares:
$55,003,955 ÷ 4,922,793 shares outstanding		$11.17

See Notes which are an integral part of the Financial Statements

Statement of Operations

NOVEMBER 30, 2000
Investment Income:
Dividends (net of foreign taxes withheld of $13,418)			$4,820,176
Interest (net of foreign taxes withheld of $298)			5,625,147

TOTAL INCOME			10,445,323

Expenses:
Investment adviser fee		$1,514,799
Administrative personnel and services fee		155,000
Custodian fees		70,874
Transfer and dividend disbursing agent fees and expenses		142,032
Directors'/Trustees' fees		4,249
Auditing fees		13,460
Legal fees		4,848
Portfolio accounting fees		73,408
Distribution services fee--Select Shares		467,558
Shareholder services fee--Institutional Shares		349,110
Shareholder services fee--Select Shares		155,853
Share registration costs		24,561
Printing and postage		27,676
Insurance premiums		1,465
Miscellaneous		9,891

TOTAL EXPENSES		3,014,784

Waivers:
Waiver of distribution services fee--Select Shares	$(155,853)
Waiver of shareholder services fee--Institutional Shares	(279,288)

TOTAL WAIVERS		(435,141)

Net expenses			2,579,643

Net investment income			7,865,680

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (net of foreign capital gain taxes withheld of $1,901)			8,085,570
Net realized gain on futures contracts			386,188
Net realized gain on capital gain distributions from other investment companies			16,915
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(14,204,471)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(5,715,798)

Change in net assets resulting from operations			$2,149,882

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,865,680	$8,452,056
Net realized gain on investments, foreign currency transactions and futures contracts	8,471,758	5,170,782
Net realized gain on capital gain distributions from other investment companies	16,915	60,262
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(14,204,471)	(2,621,660)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,149,882	11,061,440

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,487,581)	(6,514,079)
Select Shares	(2,006,391)	(2,035,929)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares	(3,355,989)	(6,849,466)
Select Shares	(1,432,191)	(2,422,569)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,282,152)	(17,822,043)

Share Transactions:
Proceeds from sale of shares	54,231,221	60,253,270
Net asset value of shares issued to shareholders in payment of distributions declared	9,085,863	12,528,265
Cost of shares redeemed	(93,550,726)	(90,395,625)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,233,642)	(17,614,090)

Change in net assets	(40,365,912)	(24,374,693)

Net Assets:
Beginning of period	216,932,877	241,307,570

End of period (including undistributed net investment income of $841,548 for the year ended November 30, 1999)	$176,566,965	$216,932,877

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$11.82	$12.15	$11.98	$11.37	$11.14
Income From Investment Operations:
Net investment income	0.48 [2]	0.45	0.44	0.49	0.50
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.40)	0.14	0.81	0.74	0.41

TOTAL FROM INVESTMENT OPERATIONS	0.08	0.59	1.25	1.23	0.91

Less Distributions:
Distributions from net investment income	(0.45)	(0.45)	(0.46)	(0.50)	(0.52)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.26)	(0.47)	(0.62)	(0.12)	(0.16)

TOTAL DISTRIBUTIONS	(0.71)	(0.92)	(1.08)	(0.62)	(0.68)

Net Asset Value, End of Period	$11.19	$11.82	$12.15	$11.98	$11.37

Total Return[3]	0.60%	5.11%	11.19%	11.25%	8.54%

Ratios to Average Net Assets:
Expenses	1.06%	1.04%	1.08%	1.05%	1.05%
Net investment income	4.11%	3.78%	3.77%	4.27%	4.72%
Expense waiver/reimbursement[4]	0.20%	0.20%	0.20%	0.25%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$121,563	$151,961	$178,521	$164,728	$156,635
Portfolio turnover	43%	94%	117%	130%	154%

1 For the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$11.80	$12.14	$11.96	$11.36	$11.12
Income From Investment Operations:
Net investment income	0.40 [2]	0.37	0.37	0.40	0.43
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.40)	0.13	0.81	0.74	0.41

TOTAL FROM INVESTMENT OPERATIONS	--	0.50	1.18	1.14	0.84

Less Distributions:
Distributions from net investment income	(0.37)	(0.37)	(0.38)	(0.42)	(0.44)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.26)	(0.47)	(0.62)	(0.12)	(0.16)

TOTAL DISTRIBUTIONS	(0.63)	(0.84)	(1.00)	(0.54)	(0.60)

Net Asset Value, End of Period	$11.17	$11.80	$12.14	$11.96	$11.36

Total Return[3]	(0.11%)	4.29%	10.51%	10.41%	7.92%

Ratios to Average Net Assets:
Expenses	1.76%	1.74%	1.78%	1.75%	1.75%
Net investment income	3.42%	3.08%	3.07%	3.51%	4.02%
Expense waiver/reimbursement[4]	0.25%	0.25%	0.25%	0.30%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$55,004	$64,972	$62,787	$47,499	$44,248
Portfolio turnover	43%	94%	117%	130%	154%

1 For the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years were audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 2000

ORGANIZATION

Federated Managed Allocation Portfolios (formerly known as Managed Series Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Conservative Growth Portfolio (formerly Federated Managed Growth & Income Fund) (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

Effective January 31, 2000, the Trust changed its name from Managed Series Trust to Federated Managed Allocation Portfolios and the Fund changed its name as set forth above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in the other open-end regulated investment companies are valued at net asset value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate share class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The Fund will adopt the provisions of the Audit and Accounting Guide for Investment Companies (AICPA), as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments foreign currency transactions. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Gain	Undistributed Net Investment Income	Paid In Capital
$1,200,742	$(1,219,764)	$19,022

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2000, the Fund had net realized gains of $386,188 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2000	32 Russell 2000 Index Futures	Long	$(1,491,200)
December 2000	13 S & P 500 Index Futures	Long	(133,208)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(1,624,408)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2000, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/4/2000	4,587 British Pound Sterling	$ 6,522	$ 6,519	($3)
12/6/2000	6,459 British Pound Sterling	9,171	9,181	10
Contracts Sold:
12/5/2000	8,257 British Pound Sterling	11,774	11,736	38
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$45

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the year ended November 30, 2000, there were no open dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended November 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,382,615	$ 39,242,431	3,354,992	$ 39,647,637
Shares issued to shareholders in payment of distributions declared	517,624	5,994,216	728,470	8,481,382
Shares redeemed	(5,894,587)	(68,659,956)	(5,918,228)	(69,640,434)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,994,348)	$(23,423,309)	(1,834,766)	$(21,511,415)

Year Ended November 30	2000		1999
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	1,293,045	$ 14,988,790	1,742,322	$ 20,605,633
Shares issued to shareholders in payment of distributions declared	266,840	3,091,647	347,320	4,046,883
Shares redeemed	(2,141,173)	(24,890,770)	(1,759,212)	(20,755,191)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(581,288)	$ (6,810,333)	330,430	$ 3,897,325

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,575,636)	$(30,233,642)	(1,504,336)	$(17,614,090)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and the Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's adviser fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended November 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $6,969,287 and $8,508,671, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended November 30, 2000, were as follows:

Purchases	$72,020,512
Sales	$106,169,666

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2000 were $10,455,758 and $10,997,092, respectively.

CONCENTRATION OF CREDIT RISK (UNAUDITED)

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2000, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Agency	0.1%	Metals & Mining	0.2%
Banking	1.3	Oil	0.4
Capital Goods	0.2	Pharmaceuticals & Biotechnology	0.2
Communications	0.2	Retailing	0.1
Consumer Durables & Apparel	0.1	Software & Services	0.1
Energy	0.1	Sovereign Government	4.1
Finance	0.3	State/Provincial	0.5
Financial Diversified	5.7	Supranational	0.1
Financial Intermediaries	0.8	Technology Hardware &
Food & Drug Retailing	0.1	Equipment	0.2
Food Beverage & Tobacco	0.2	Telecommunication Services	0.3
Forest Products	0.4	Telecommunications & Cellular	0.1
Insurance	0.2	Transportation	0.1
Materials	0.1	Utilities	0.3
Media	0.2

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $3,573,463 as capital gain dividends for the year ended November 30, 2000.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED MANAGED CONSERVATIVE GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Conservative Growth Portfolio (the "Fund") as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2000 and 1999, and the financial highlights for the years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods in the three years ended November 30, 1998 were audited by other auditors whose report, dated January 15, 1999, expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Managed Conservative Growth Portfolio as of November 30, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 12, 2001

Trustees

John F. Donahue

Thomas G. Bigley

John T. Conroy, JR.

Nicholas P. Constanktakis

John F. Cunningham

J. Christopher Donahue

Lawrence D. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, JR.

John E. Murray, JR., J.D., S.J.D.

Marjorie P. Smuts

John S. Walsh

Officers

John F. Donahue
 Chairman

J. Christopher Donahue
 President

Edward C. Gonzales
 Executive Vice President

John W. McGonigle
 Executive Vice President and Secretary

Richard B. Fisher
 Vice President

Richard J. Thomas
 Treasurer

C. Grant Anderson
 Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning each fund's objectives and policies, management fees, expenses, and other information.

[Graphic Representation Omitted--See Appendix]

Federated Managed Conservative Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Cusip 314212408
Cusip 314212309

G00872-01 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

[Graphic Representation Omitted--See Appendix]

Federated Managed
Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL REPORT

NOVEMBER 30, 2000
Not FDIC Insured*May Lose Value*No Bank Guarantee

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Federated Managed Growth Portfolio for the 12-month period ended November 30, 2000. Included in this report is our investment review, followed by a complete listing of the fund's holdings and financial statements.

The fund invests in a well-diversified portfolio that focuses on stocks. At the end of the reporting period, 80.1% of the fund's $155.9 million in net assets was invested across stocks, including large-cap, small-cap and foreign stocks.1 The rest of the portfolio consisted of U.S. government bonds.

During the fund's fiscal year, Institutional Shares delivered a total return of (5.48%)2 through a share price decrease of $1.75, income distributions totaling $0.223 per share, and capital gain distributions totaling $0.776 per share. Select Shares produced a total return of (6.15%)2 through a share price decrease of $1.75, income distributions totaling $0.118 per share, and capital gain distributions totaling $0.776 per share.

Thank you for pursuing your long-term goals through the extremely high diversification and professional management of Federated Managed Growth Portfolio. As always, we welcome your comments and suggestions.

Sincerely,

/s/J. Christopher Donahue

J. Christopher Donahue
President
January 15, 2001

1 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost

Investment Review

Performance For 12 Months Ended November 30, 2000

The 12 months ended November 30, 2000 was a generally difficult one for investors in stocks. For the twelve months ended November 30, 2000, an investor in the Federated Managed Growth Portfolio Institutional Shares had a total return of (5.48%), while an investor in the Select Shares had a total return of (6.15%). As usual, performance among asset classes showed wide variation. Investment grade bonds did especially well, while foreign stocks had an exceptionally poor year. The U.S. stock markets set a new all-time high in March, but then embarked on a decline for the remainder of the reporting period. Investment grade bonds, in contrast to stocks, fell in price during the first part of the reporting period, but increased in price during the remainder of the year. The fall in interest rates was offset by other factors in the high yield bond market where concerns regarding the rising delinquency and default rates resulted in losses.

Asset Allocation as of November 30, 2000

The fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value.

The fund has a normal allocation to stocks (80% of the fund's portfolio) in recognition of the risks associated with the slowing rate of economic growth in the U.S. and the apparent end to the abnormally high returns that stock investors experienced from 1996 to 1999. Historically, periods of slowing economic growth have been unfavorable for stocks when economic slowdowns developed into recessions. While the current strength of the U.S. economy does not suggest a recession, the economic slowdown has increased the risk of an overweight position.

Structure of the Bond Portfolio

Management currently has a neutral position with respect to the bond portfolio with a preference for longer rather than shorter maturities. As interest rates have declined, longer maturity investment grade bonds have had higher returns than shorter maturities. Within the government bond category, the maturity is now longer than the respective benchmarks. Other categories in which prices have been declining, such as high yield bonds, have maturities closer to their benchmarks.

Within the bond categories, management currently has a normal allocation for government bonds and mortgage backed securities. The small dollar amount of the allocation available for investment grade corporate bonds puts the fund at a disadvantage when transacting within this category. As a result, management has elected to substitute a smaller allocation in the high yield bond category using an internally managed fund. This fund is used by a number of other Federated bond funds as a way to efficiently invest in the high yield bond market. During the past year, the decline in high yield bond prices has not had a large impact on the returns of the fund because of the small size of the allocation.

Structure of the Equity Portfolio

Within the equity portfolio, the large cap stocks are currently held at above their normal allocations, while small-cap and foreign stocks are held at below their normal weights. During the past year, foreign stock prices experienced steeper declines than did U.S. stocks due to slower economic growth outside the U.S. and a steady rise in the value of the dollar. Within the U.S., slowing economic growth is often more difficult for smaller companies than for larger ones. As a result, the returns for investors in small-cap stocks are often lower. Within the large-cap stock category, the fund maintains a slight bias in favor of value stocks. In recent months, the returns for growth stocks have been reduced by the declines in the prices of technology stocks.

GROWTH OF $25,000 INVESTED IN FEDERATED MANAGED GROWTH PORTFOLIO--INSTITUTIONAL SHARES

[Graphic Representation Omitted--See Appendix]

Average Annual Total Return for the Period Ended 11/30/2000
1 Year	(5.48%)
5 Years	9.55%
Start of Performance (5/25/94)	10.41%

The graph above illustrates the hypothetical investment of $25,0001 in the Federated Managed Growth Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2000 compared to the Standard and Poor's 500 Index (S&P 500)2 and the Managed Growth Indices Blend (MGIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 The MGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 20% Morgan Stanley Capital International Europe Australia Far East Index, 45% Standard & Poors 500 Index, 15% Russell 2000 Index and 20% Lehman Brothers Aggregate Bond Index. Each index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

GROWTH OF $10,000 INVESTED IN FEDERATED MANAGED GROWTH PORTFOLIO--SELECT SHARES

[Graphic Representation Omitted--See Appendix]

Average Annual Total Return for the Period Ended 11/30/2000
1 Year	(6.15%)
5 Years	8.78%
Start of Performance (5/25/94)	9.68%

The graph above illustrates the hypothetical investment of $10,0001 in the Federated Managed Growth Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2000 compared to the Standard and Poor's 500 Index (S&P 500)2 and the Managed Growth Indices Blend (MGIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 The MGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 20% Morgan Stanley Capital International Europe Australia Far East Index, 45% Standard & Poors 500 Index, 15% Russell 2000 Index and 20% Lehman Brothers Aggregate Bond Index. Each index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

Portfolio of Investments

NOVEMBER 30, 2000
Shares			Value in U.S. Dollars
		STOCKS--80.1%
		LARGE-CAP STOCKS--43.0%
		Basic Materials--1.1%
12,260		Du Pont (E.I.) de Nemours & Co.	$518,751
6,100		PPG Industries, Inc.	254,294
9,200		Weyerhaeuser Co.	402,500
10,500		Willamette Industries, Inc.	515,812

		TOTAL	1,691,357

		Capital Goods--3.0%
4,200		Caterpillar, Inc.	165,112
5,100		Eaton Corp.	357,637
53,700		General Electric Co.	2,661,506
6,200		Honeywell International, Inc.	302,250
15,000		Tyco International Ltd.	791,250
4,800		United Technologies Corp.	339,900

		TOTAL	4,617,655

		Communication Services--3.0%
32,865		AT&T Corp.	644,976
8,100		Alltel Corp.	496,125
20,800		BellSouth Corp.	869,700
7,400	[1]	NEXTEL Communications, Inc., Class A	229,400
618	[1]	NTL, Inc.	16,841
10,375	[1]	Qwest Communications International, Inc.	391,656
8,200	[1]	Sprint Corp. (PCS Group)	186,038
33,306		Verizon Communications, Inc.	1,871,381

		TOTAL	4,706,117

		Consumer Cyclicals--2.8%
3,500	[1]	Convergys Corp.	147,219
7,000		Costco Wholesale Corp.	228,375
26,572		Ford Motor Co.	604,513
8,600		General Motors Corp.	425,700
16,350		Home Depot, Inc.	640,716
9,600		Knight-Ridder, Inc.	493,800
10,600		Target Corp.	318,663
1,990		Visteon Corp.	29,601
29,100		Wal-Mart Stores, Inc.	1,518,656

		TOTAL	4,407,243

		Consumer Staples--4.1%
6,400	[1]	Clear Channel Communications, Inc.	323,200
15,000		Coca-Cola Co.	939,375
8,800	[1]	Comcast Corp., Class A	338,250
6,900		Dial Corp.	81,075
6,800		Gillette Co.	230,350
7,700		Kimberly-Clark Corp.	538,519
9,200		PepsiCo, Inc.	417,450
21,500		Philip Morris Cos., Inc.	821,031
9,600		Procter & Gamble Co.	718,800
9,028	[1]	Viacom, Inc., Class B	461,557
14,800		Walgreen Co.	659,525
28,700		Walt Disney Co.	830,506

		TOTAL	6,359,638

		Energy--4.1%
12,400		Ashland, Inc.	389,050
8,300		Chevron Corp.	679,562
6,018		Conoco, Inc., Class B	150,826
35,540		Exxon Mobil Corp.	3,127,520
3,300		Halliburton Co.	110,137
16,200		Royal Dutch Petroleum Co., ADR	966,938
7,000		Schlumberger Ltd.	434,000
9,300		Texaco, Inc.	539,981

		TOTAL	6,398,014

		Financials--8.0%
15,900		Allstate Corp.	608,175
12,600		American Express Co.	692,212
15,639		American International Group, Inc.	1,516,006
19,794		Bank of America Corp.	790,523
14,250		Chase Manhattan Corp.	525,469
45,833		Citigroup, Inc.	2,283,056
8,100		Fannie Mae	639,900
14,000		First Union Corp.	351,750
11,526		Fleet Boston Financial Corp.	432,225
5,600		Loews Corp.	529,200
10,000		Mellon Financial Corp.	468,750
11,200		Merrill Lynch & Co., Inc.	648,200
12,600		Morgan Stanley, Dean Witter, Discover & Co.	798,525
7,600		PNC Financial Services Group	505,400
12,200		Post Properties, Inc.	420,138
9,900		Schwab (Charles) Corp.	274,106
19,300		U.S. Bancorp	466,819
11,300		Washington Mutual, Inc.	513,444

		TOTAL	12,463,898

		Health Care--5.7%
12,300		Abbott Laboratories	677,269
7,700	1	Amgen, Inc.	489,912
4,600		Baxter International, Inc.	398,187
13,200		Bristol-Myers Squibb Co.	914,925
8,200		Johnson & Johnson	820,000
7,300		Lilly (Eli) & Co.	683,919
9,200		Medtronic, Inc.	489,900
14,100		Merck & Co., Inc.	1,306,894
36,475		Pfizer, Inc.	1,616,298
14,824		Pharmacia Corp.	904,264
11,000		Schering Plough Corp.	616,688

		TOTAL	8,918,256

		Technology--10.3%
2,593	[1]	Agilent Technologies, Inc.	135,322
15,600	[1]	America Online, Inc.	633,516
7,200	[1]	Applied Materials, Inc.	291,150
9,900		Automatic Data Processing, Inc.	653,400
1,691	[1]	Avaya, Inc.	19,764
44,300	[1]	Cisco Systems, Inc.	2,120,862
17,700		Compaq Computer Corp.	380,550
8,000		Computer Associates International, Inc.	209,000
12,400	[1]	Compuware Corp.	85,250
8,100		Corning, Inc.	473,850
18,300	[1]	Dell Computer Corp.	352,275
15,200	1	EMC Corp. Mass	1,130,500
5,100		Eastman Kodak Co.	214,200
5,700		Electronic Data Systems Corp.	301,744
11,500		First Data Corp.	588,656
13,600		Hewlett-Packard Co.	430,100
42,000		Intel Corp.	1,598,625
13,700		International Business Machines Corp.	1,280,950
20,300		Lucent Technologies, Inc.	315,919
20,200	1	Microsoft Corp.	1,158,975
18,300		Motorola, Inc.	367,144
11,615		Nortel Networks Corp.	438,466
37,800	1	Oracle Corp.	1,001,700
5,500	1	Qualcomm, Inc.	441,375
11,800	1	Sun Microsystems, Inc.	897,538
12,600		Texas Instruments, Inc.	470,138
3,600	1	Yahoo, Inc.	142,650

		TOTAL	16,133,619

		Transportation--0.3%
11,000		Union Pacific Corp.	511,500

		Utilities--0.6%
7,100		Enron Corp.	459,725
11,100		Reliant Energy, Inc.	435,675

		TOTAL	895,400

		TOTAL LARGE-CAP STOCKS	67,102,697

		SMALL-CAP STOCKS--5.0%
		Basic Materials--0.2%
2,500	1	ATMI, Inc.	38,750
1,200	1	Cabot Microelectronics Corp.	44,100
3,800		Cambrex Corp.	138,225
3,600		USX-U.S. Steel Group, Inc.	51,300

		TOTAL	272,375

		Capital Goods--0.5%
2,200	1	ACT Manufacturing, Inc.	44,412
1,300	1	Black Box Corp.	72,637
1,900		Carlisle Cos., Inc.	80,394
2,300	1	Dycom Industries, Inc.	85,962
3,600	1	Excel Technology, Inc.	65,250
4,100		Federal Signal Corp.	87,894
3,800		Harman International Industries, Inc.	138,700
3,100	1	Mastec, Inc.	83,700
4,250		Spartech Corp.	51,797
4,900	1	Terex Corp.	63,700
8,600	1	Tidel Technologies, Inc.	33,325

		TOTAL	807,771

		Communication Services--0.0%
2,300	1	Leap Wireless International, Inc.	71,300

		Consumer Cyclicals--0.7%
4,800	1	Abercrombie & Fitch Co., Class A	100,200
3,600		Brunswick Corp.	61,875
1,800		Centex Corp.	63,675
1,900		D. R. Horton, Inc.	35,269
1,200		Ethan Allen Interiors, Inc.	32,625
3,100	1	Gentex Corp.	53,862
2,000		Houghton Mifflin Co.	73,250
5,500	1	Lear Corp.	120,312
4,300	1	Men's Wearhouse, Inc.	100,513
5,900	1	O'Reilly Automotive, Inc.	98,088
5,600		Ross Stores, Inc.	86,100
2,700	1	Tech Data Corp.	82,688
5,400	1	United Rentals, Inc.	84,038
2,700	1	Zale Corp.	64,800

		TOTAL	1,057,295

		Consumer Staples--0.4%
3,900	1	Charles River Laboratories International, Inc.	83,362
600	1	Constellation Brands, Inc., Class A	29,400
1,600	1	Outback Steakhouse, Inc.	43,500
4,200	1	Patterson Dental Co.	124,950
4,875	1	Tetra Tech, Inc.	170,320
2,600	1	Valassis Communications, Inc.	72,638
1,800	1	XM Satellite Radio Holdings, Inc., Class A	23,625

		TOTAL	547,795

		Energy--0.2%
900	1	Atwood Oceanics, Inc.	28,406
4,000	1	Global Industries Ltd.	40,500
3,000	1	Newfield Exploration Co.	109,500
7,700	1	Petroleum Geo-Services, ADR	85,181
2,700	1	Pride International, Inc.	51,131
2,200	1	Varco International, Inc.	34,788

		TOTAL	349,506

		Financials--0.7%
2,600		Associated Banc Corp.	64,513
1,800		Astoria Financial Corp.	80,550
1,890		Commerce Bancshares, Inc.	71,347
3,600		Compass Bancshares, Inc.	71,100
3,600		Eaton Vance Corp.	82,350
2,000		Greater Bay Bancorp	66,375
3,300	1	Intercept Group, Inc. (The)	73,837
2,800		Jefferies Group, Inc.	70,000
1,900		Metris Cos., Inc.	45,956
5,000		Mutual Risk Management Ltd.	80,000
3,400		National Commerce Bancorporation	74,800
3,100		Protective Life Corp.	74,400
2,700		Provident Financial Group, Inc.	85,219
2,230		Southwest Securities Group, Inc.	44,739
2,500		Webster Financial Corp. Waterbury	58,281

		TOTAL	1,043,467

		Health Care--0.6%
5,700	1	Advance Paradigm, Inc.	188,812
1,500	1	Celgene Corp.	85,594
1,100	1	Cephalon, Inc.	50,875
2,200	1	Cima Labs, Inc.	118,250
1,700	1	Cubist Pharmaceuticals, Inc.	55,250
2,300	1	CuraGen Corp.	78,056
2,600	1	INAMED Corp.	74,100
2,878	1	King Pharmaceuticals, Inc.	140,302
2,600	1	Lexicon Genetics, Inc.	34,288
1,085	1	Medimmune, Inc.	57,708
1,200	1	Rosetta Inpharmatics, Inc.	25,050
900	1	Techne Corp.	80,100

		TOTAL	988,385

		Technology--1.4%
3,300		APW Ltd.	127,462
500	1	Aether Systems, Inc.	28,312
3,700	1	Airnet Communications Corp.	30,294
1,800	1	Applied Micro Circuits Corp.	87,187
1,800	1	AudioCodes Ltd.	29,700
1,600	1	Avanex Corp.	74,400
1,400	1	Clarent Corp.	16,800
1,000	1	Comverse Technology, Inc.	86,187
600	1	Cree Research, Inc.	33,675
1,400	1	Digex, Inc.	29,662
1,050	1	E.piphany, Inc.	41,180
1,500	1	F5 Networks, Inc.	37,313
3,900		FactSet Research Systems	125,190
1,100	1	GlobeSpan, Inc.	34,444
8,500	1	GoAmerica, Inc.	43,562
1,400		Henry Jack & Associates, Inc.	75,075
6,000	1	iGATE Capital Corp.	24,000
3,500	1	InFocus Corp.	108,500
400		Inrange Technologies Corp.	5,200
4,600	1	International Fibercom, Inc.	53,762
1,700	1	Kana Communications, Inc.	21,462
3,000	1	MCK Communications, Inc.	17,438
1,000	1	Mercury Interactive Corp.	67,313
1,900	1	Micrel, Inc.	54,625
1,900	1	Netro Corp.	18,288
800	1	Network Engines, Inc.	4,700
4,300	1	Oak Technology, Inc.	52,138
1,500	1	Orbotech, Ltd.	66,750
654	1	PMC-Sierra, Inc.	60,291
1,700	1	Pericom Semiconductor Corp.	26,563
800	1	Pixelworks, Inc.	19,250
3,104	1	QLogic Corp.	251,230
3,300	1	REMEC, Inc.	44,756
8,600	1	Radview Software Ltd.	23,650
2,400	1	Semtech Corp.	52,650
800	1	Sycamore Networks, Inc.	33,150
900	1	Tibco Software, Inc.	31,163
2,400	1	Vignette Corp.	37,800
1,800	1	Virata Corp.	25,650
1,200	1	Vitesse Semiconductor Corp.	51,750
3,000	1	WebTrends Corp.	75,938

		TOTAL	2,128,460

		Transportation--0.1%
6,800	1	Cheap Tickets, Inc.	48,662
1,000	1	EGL, Inc.	34,312
3,000		USFreightways Corp.	78,375
3,500	1	Yellow Corp.	63,438

		TOTAL	224,787

		Utilities--0.2%
2,400		Avista Corp.	49,050
1,300		NICOR, Inc.	50,131
2,400		OGE Energy Corp.	53,100
3,300		Utilicorp United, Inc.	97,350

		TOTAL	249,631

		TOTAL SMALL-CAP STOCKS	7,740,772

		FOREIGN EQUITY--15.8%
		Australia--0.3%
10,000		Broken Hill Proprietary Co., Ltd.	102,519
51,000		Fosters Brewing Group	125,758
11,428		News Corp., Ltd.	101,676
3,400		News Corp. Ltd., ADR	118,575
106,800		PowerLan Ltd.	53,424

		TOTAL	501,952

		Brazil--0.0%
3,100		Unibanco Uniao de Bancos Brasileiros SA, GDR	68,975

		Canada--0.8%
1,200	1	Anderson Exploration Ltd.	21,999
1,700		Barrick Gold Corp.	25,575
12,829		Bombardier, Inc., Class B	186,315
1,752	1	C-MAC Industries	72,453
1,092	1	Celestica, Inc.	57,462
5,100		Descartes Systems Group Inc. (Legend)	123,556
5,106		Manulife Financial Corp.	132,513
5,703		Nortel Networks Corp.	213,932
7,700		Quebecor World, Inc.	175,513
5,752		Talisman Energy, Inc.	174,751

		TOTAL	1,184,069

		Denmark--0.5%
2,281		Carlsberg AS, Class B	112,249
9,557		GN Store Nord AS	133,736
1,682		Novo Nordisk, Class B	325,597
2,160	1	Novozymes AS, Class B	39,798
3,000		Tele Danmark AS	120,694

		TOTAL	732,074

		France--2.4%
2,210		AXA	309,412
5,254		Alcatel	260,426
8,843		Alstom	207,627
3,250		Aventis SA	254,782
8,450		Bouygues	371,080
799		Cap Gemini SA	110,405
2,200		Casino Guichard Perrachon	211,208
639		Eridania Beghin-say	63,903
2,065		France Telecommunications	173,287
32,900		iShares MSCI France Index Fund	752,587
1,670		Pinault-Printemps-Redoute SA	302,064
1,450		Suez Lyonnaise des Eaux	245,501
500		Thomson CSF	21,740
1,029		Total Fina SA, Class B	147,019
5,718	1	Vivendi Environment	236,188

		TOTAL	3,667,229

		Germany, Federal Republic Of--1.4%
2,600		Adidas AG	147,528
800		Allianz AG Holding	275,907
4,850		Deutsche Post AG	93,630
4,831		Dresdner Bank AG, Frankfurt	178,376
1,440		Ergo Versicherungs Gruppe	200,481
1,991		Henkel KGAA, Pfd.	119,828
29,600		iShares MSCI Germany Index Fund	538,350
965		Muenchener Rueckversicherungs-Gesellschaft AG - REG	313,596
3,825		Schering AG	208,487
7,120		Thyssen Krupp AG	91,078

		TOTAL	2,167,261

		Hong Kong--0.6%
33,000		Cathay Pacific Airways	58,597
17,100		Cheung Kong	192,379
3,869	1	China Mobile Hong Kong Ltd., ADR	102,528
175,000		Computer and Technologies Holdings Ltd.	105,451
30,400		Dah Sing Financial Group	133,685
63,600	1	MTR Corp., Ltd.	97,440
16,600		Television Broadcasts Ltd.	90,025
44,000		Wing Hang Bank Ltd.	144,131

		TOTAL	924,236

		Ireland--0.1%
3,600	1	Elan Corp., PLC, ADR	194,175

		Israel--0.1%
1,706	1	Card-Guard Scientific Survival Ltd.	100,197
1,300	1	Geo Interactive Media Group PLC	9,701

		TOTAL	109,898

		Italy--0.4%
35,000		Arnoldo Mondadori Editore	351,840
14,100		iShares MSCI Italy Index Fund	319,012

		TOTAL	670,852

		Japan--2.5%
15,000		Amada Co.	122,380
600		Bandai Co., Ltd.	24,016
4,300		Capcom Co., Ltd.	153,897
3,600		Familymart Co.	92,495
147,600		iShares MSCI Japan	1,743,525
5,400		Katokichi Co.	139,229
1,400		Konami Co., Ltd.	94,027
1,100		Kyocera Corp.	143,791
30,100		Mitsubishi Heavy Industries Ltd.	131,336
6		NTT DoCoMo, Inc.	153,076
13,900		Nikko Securities Co., Ltd.	106,388
3,000		Nippon Electric Glass Co., Ltd.	75,456
20		Nippon Telegraph & Telephone Corp.	172,188
20,000		Rengo Co., Ltd.	78,972
2,650		Sony Corp.	199,721
8,100		Sumitomo Electric Industries Ltd.	138,377
2,500		Takeda Chemical Industries Ltd.	154,609
7,600		Tokyo Electric Power Co.	179,509

		TOTAL	3,902,992

		Korea, Republic Of--0.0%
17,409		Korea Data Systems	36,594

		Mexico--0.1%
4,300		Telefonos de Mexico, Class L, ADR	201,562

		Netherlands--0.7%
18,300		iShares MSCI Netherlands Index Fund	400,312
3,093		Koninklijke Ahold NV	99,088
1,100		Koninklijke Luchtvaart Maatschapppij NV (KLM)	20,805
3,870		Koninklijke (Royal) Philips Electronics NV	127,917
1,964		Unilever NV	121,090
3,850		Unique International NV	82,025
2,226		Van der Moolen Holding NV	177,313
1,750		Vendex International A	24,516

		TOTAL	1,053,066

		Norway--0.1%
2,648		Smedvig ASA, Class A	19,974
9,600		Smedvig ASA, Class B	65,689
5,300		Tomra Systems ASA	95,376

		TOTAL	181,039

		Portugal--0.5%
40,000		Banco Comercial Portugues	199,660
16,400		Banco Pinto & Sotto Mayor	365,378
14,000		Telecel - Comunicacoes Pessoais SA	144,023

		TOTAL	709,061

		Singapore--0.4%
91,000		Delgro Corporation Ltd.	245,904
14,600		Singapore Press Holdings Ltd.	227,228
20,400		United Overseas Bank	146,537

		TOTAL	619,669

		Spain--0.6%
10,071		Altadis SA	146,167
68		Banco Santander Central Hispano, SA	603
4,513		Corporacion Mapfre SA	82,415
2,600		Endesa SA	42,031
2,000		Grupo Empresarial Ence SA	28,245
17,850		Telefonica SA	280,179
23,000		Union Electrica Fenosa	411,616

		TOTAL	991,256

		Sweden--0.2%
105,000		Rotternos AB	82,056
15,700		Telefonaktiebolaget LM Ericsson	178,960

		TOTAL	261,016

		Switzerland--0.8%
1,652	1	ABB Ltd.	150,294
220		Clariant AG	65,112
29,700		iShares MSCI Switzerland	454,781
200	1	Kudelski SA	232,625
520		Zurich Financial Services AG	280,256

		TOTAL	1,183,068

		United Kingdom--3.3%
17,900		Arriva PLC	66,659
24,399		BAA PLC	208,424
27,190		British Aerospace PLC	139,900
14,944		British American Tobacco PLC	106,416
49,565		British Energy PLC	179,293
10,151		British Telecommunications PLC	87,867
7,814		CMG PLC	97,737
11,157		Cable & Wireless PLC	138,282
17,055		Cadbury Schweppes PLC	119,145
22,244		Diageo PLC	231,433
17,008		EMAP PLC	188,560
5,164	1	Eidos PLC	14,900
53,424	1	Energis PLC	341,324
84,900		iShares MSCI United Kingdom Index Fund	1,464,525
57,192		Invensys PLC	139,412
23,002		Misys PLC	162,489
595		Pace Micro Technology PLC	4,229
14,824		Railtrack Group PLC	199,534
17,085		Reckitt Benckiser PLC	217,583
54,200		Rentokil Initial PLC	149,452
57,688		Rolls-Royce PLC	167,270
11,541		Royal Bank of Scotland PLC, Edinburgh	237,855
20,100	1	Royal Bank of Scotland PLC, Edinburgh - Addl. Value Shs.	23,141
5,198	1	Shire Pharmaceuticals Group PLC	82,083
7,243		Smithkline Beecham PLC	94,661
49,486		Vodafone Group PLC	169,688
28,286		Whitbread PLC	224,843

		TOTAL	5,256,705

		TOTAL FOREIGN EQUITY	24,616,749

Principal Amount or Shares			Value in U.S. Dollars
		FUTURE CONTRACTS COLLATERAL--16.3%[2]
$25,500,000		United States Treasury Bill, 12/14/2000	25,452,570

		TOTAL STOCKS (IDENTIFIED COST $115,150,370)	124,912,788

		BONDS--19.9%
		TREASURY AND GOVERNMENT SECURITIES--12.4%
		Repurchase Agreement--5.0%[3]
7,740,000		Societe Generale Securities Corp., 6.510%, dated 11/30/2000, due 12/1/2000	7,740,000

		U.S. Treasury Securities--7.4%
490,000		United States Treasury Bond, 6.125%, 11/15/2027	516,519
4,350,000		United States Treasury Bond, 8.125%, 5/15/2021	5,574,177
3,497,000		United States Treasury Note, 6.000%, 8/15/2009	3,614,954
1,375,000		United States Treasury Note, 6.375%, 8/15/2002	1,390,056
405,000		United States Treasury Note, 6.500%, 10/15/2006	424,894

		TOTAL	11,520,600

		TOTAL TREASURY AND GOVERNMENT SECURITIES	19,260,600

		MUTUAL FUNDS--7.5%
512,222		High Yield Bond Portfolio	3,580,438
835,987		Federated Mortgage Core Portfolio	8,192,673

		TOTAL MUTUAL FUNDS	11,773,111

		TOTAL BONDS (IDENTIFIED COST $30,987,104)	31,033,711

		TOTAL INVESTMENTS (IDENTIFIED COST $146,137,474)[4]	$155,946,499

1 Non-income producing security.

2 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trade costs. The underlying face amount, at value of open index futures contracts was $22,054,075 at November 30, 2000.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $146,827,666. The net unrealized appreciation of investments on a federal tax basis amounts to $9,118,833 which is comprised of $21,337,766 appreciation and $12,218,933 depreciation at November 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($155,872,350) at November 30, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

NOVEMBER 30, 2000
Assets:
Total investments in securities, at value (identified cost $146,137,474)		$155,946,499
Cash		4,509
Cash denominated in foreign currencies (identified cost $286,717)		287,910
Income receivable		268,740
Receivable for investments sold		641,535
Net receivable for foreign currency exchange contracts		210
Receivable for shares sold		251,457

TOTAL ASSETS		157,400,860

Liabilities:
Payable for investments purchased	$476,553
Payable for daily variation margin	196,050
Payable for shares redeemed	768,843
Accrued expenses	87,064

TOTAL LIABILITIES		1,528,510

Net assets for 11,619,607 shares outstanding		$155,872,350

Net Assets Consist of:
Paid in capital		$139,543,435
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		7,099,023
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		9,172,970
Undistributed net investment income		56,922

TOTAL NET ASSETS		$155,872,350

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$83,495,316 ÷ 6,219,468 shares outstanding		$13.42

Select Shares:
$72,377,034 ÷ 5,400,139 shares outstanding		$13.40

See Notes which are an integral part of the Financial Statements

Statement of Operations

NOVEMBER 30, 2000
Investment Income:
Dividends (net of foreign taxes withheld of $42,389)			$2,434,357
Interest			2,636,054

TOTAL INCOME			5,070,411

Expenses:
Investment adviser fee		$1,275,429
Administrative personnel and services fee		155,000
Custodian fees		88,574
Transfer and dividend disbursing agent fees and expenses		186,061
Directors'/Trustees' fees		3,695
Auditing fees		14,000
Legal fees		3,974
Portfolio accounting fees		98,950
Distribution services fee--Select Shares		566,210
Shareholder services fee--Institutional Shares		236,424
Shareholder services fee--Select Shares		188,737
Share registration costs		24,978
Printing and postage		37,789
Miscellaneous		10,036

TOTAL EXPENSES		2,889,857

Waivers:
Waiver of investment adviser fee	$(7,709)
Waiver of distribution services fee--Select Shares	(188,737)
Waiver of shareholder services fee--Institutional Shares	(189,139)

TOTAL WAIVERS		(385,585)

Net expenses			2,504,272

Net investment income			2,566,139

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (net of foreign capital gains taxes withheld of $2,775)			7,875,232
Net realized gain on futures contracts			1,423,499
Net realized gain on capital gain distributions from other investment companies			10,082
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(21,563,075)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(12,254,262)

Change in net assets resulting from operations			$(9,688,123)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,566,139	$1,936,347
Net realized gain on investments, foreign currency transactions and futures contracts	9,298,731	9,190,377
Net realized gain on capital gain distributions from other investment companies	10,082	37,542
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(21,563,075)	10,008,783

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(9,688,123)	21,173,049

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,404,869)	(1,272,714)
Select Shares	(586,611)	(480,763)
Distributions from net realized gains on investments, foreign currency transactions and futures contracts
Institutional Shares	(4,884,375)	(4,452,963)
Select Shares	(3,502,427)	(3,174,545)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,378,282)	(9,380,985)

Share Transactions:
Proceeds from sale of shares	67,230,562	52,520,002
Net asset value of shares issued to shareholders in payment of distributions declared	9,495,023	8,255,739
Cost of shares redeemed	(62,751,783)	(61,123,300)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	13,973,802	(347,559)

Change in net assets	(6,092,603)	11,444,505
Net Assets:
Beginning of period	161,964,953	150,520,448

End of period (including undistributed net investment income of $56,922 and $196,756, respectively)	$155,872,350	$161,964,953

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2000	1999	1	1998	1997	1996
Net Asset Value, Beginning of Period	$15.17	$14.12	$13.58	$12.52	$11.59
Income From Investment Operations:
Net investment income	0.27	2	0.22	0.23	0.30	0.33
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(1.02)	1.75	1.22	1.43	1.24

TOTAL FROM INVESTMENT OPERATIONS	(0.75)	1.97	1.45	1.73	1.57

Less Distributions:
Distributions from net investment income	(0.22)	(0.20)	(0.22)	(0.31)	(0.38)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.78)	(0.72)	(0.69)	(0.36)	(0.26)

TOTAL DISTRIBUTIONS	(1.00)	(0.92)	(0.91)	(0.67)	(0.64)

Net Asset Value, End of Period	$13.42	$15.17	$14.12	$13.58	$12.52

Total Return[3]	(5.48%)	14.83%	11.34%	14.40%	14.13%

Ratios to Average Net Assets:
Expenses	1.16%	1.15%	1.12%	1.05%	1.05%

Net investment income	1.81%	1.53%	1.66%	2.27%	2.96%

Expense waiver/reimbursement[4]	0.20%	0.22%	0.33%	0.52%	0.88%

Supplemental Data:
Net assets, end of period (000 omitted)	$83,495	$93,453	$88,113	$76,271	$49,715

Portfolio turnover	86%	113%	123%	115%	86%

1 For the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Select Shares

(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$15.15	$14.10	$13.56	$12.50	$11.59
Income From Investment Operations:
Net investment income	0.17 [2]	0.12	0.15	0.18	0.28
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(1.02)	1.75	1.21	1.46	1.19

TOTAL FROM INVESTMENT OPERATIONS	(0.85)	1.87	1.36	1.64	1.47

Less Distributions:
Distributions from net investment income	(0.12)	(0.10)	(0.13)	(0.22)	(0.30)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.78)	(0.72)	(0.69)	(0.36)	(0.26)

TOTAL DISTRIBUTIONS	(0.90)	(0.82)	(0.82)	(0.58)	(0.56)

Net Asset Value, End of Period	$13.40	$15.15	$14.10	$13.56	$12.50

Total Return[3]	(6.15%)	14.05%	10.58%	13.66%	13.22%

Ratios to Average Net Assets:
Expenses	1.86%	1.85%	1.82%	1.75%	1.75%

Net investment income	1.13%	0.83%	0.96%	1.29%	2.26%

Expense waiver/reimbursement[4]	0.25%	0.27%	0.38%	0.57%	0.93%

Supplemental Data:
Net assets, end of period (000 omitted)	$72,377	$68,512	$66,407	$45,514	$31,390

Portfolio turnover	86%	113%	123%	115%	86%

1 For the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 2000

ORGANIZATION

Federated Managed Allocation Portfolios (formerly known as Managed Series Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Growth Portfolio (formerly Federated Managed Aggressive Growth Fund) (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

Effective January 31, 2000, the Trust changed its name from Managed Series Trust to Federated Managed Allocation Portfolios and the Fund changed its name as set forth above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreements. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate share class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The Fund will adopt the provisions of the Audit and Accounting Guide for Investment Companies (AICPA), as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Gain	Undistributed Net Investment Income	Paid In Capital
$708,535	$(714,493)	$5,958

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the period ended November 30, 2000, the Fund had net realized gains of $1,423,499 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2000	32 Russell 2000 Index Futures	Long	$(1,491,200)
December 2000	45 S&P 500 Index Futures	Long	(1,216,396)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS:			$(2,707,596)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2000, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/4/2000	18,346 British Pound Sterling	$26,089	$26,077	$(12)
12/6/2000	22,728 British Pound Sterling	32,269	32,305	36
Contracts Sold:
12/1/2000	15,937 British Pound Sterling	22,726	22,652	74
12/4/2000	6,643 Euro Currency	5,774	5,777	(3)
12/5/2000	24,678 British Pound Sterling	35,191	35,076	115
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS:				$210

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the year ended November 30, 2000, there were no open dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended November 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,518,154	$37,712,089	2,005,583	$29,171,009
Shares issued to shareholders in payment of distributions declared	383,463	5,657,232	362,222	4,875,142
Shares redeemed	(2,840,976)	(42,456,815)	(2,448,764)	(35,216,512)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	60,641	$912,506	(80,959)	$(1,170,361)

Year Ended November 30	2000		1999
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	1,980,062	$29,518,473	1,637,849	$23,348,993
Shares issued to shareholders in payment of distributions declared	260,840	3,837,791	252,468	3,380,597
Shares redeemed	(1,362,846)	(20,294,968)	(1,793,905)	(25,906,788)
NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	878,056	$13,061,296	96,412	$822,802
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	938,697	$13,973,802	15,453	$(347,559)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-advisory agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's adviser fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended November 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,516,980 and $2,087,938, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended November 30, 2000, were as follows:

Purchases	$130,934,787
Sales	$133,046,513

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2000 were $6,343,853 and $502,109, respectively.

CONCENTRATION OF CREDIT RISK (UNAUDITED)

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2000, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Banks	0.9%	Household & Personal Products	0.1%
Capital Goods	1.1	Insurance	1.0
Commercial Services & Supplies	0.2	Materials	0.4
Communications	0.3	Media	0.8
Consumer Durables & Apparel	0.3	Pharmaceuticals & Biotechnology	0.8
Diversified Financials	0.2	Real Estate	0.1
Energy	0.6	Retailing	0.2
Financial (Diversified)	3.8	Software & Services	0.6
Food & Drug Retailing	0.3	Technology Hardware & Equipment	0.8
Food Beverage & Tobacco	0.8	Telecommunications Services	1.6
Health Care Equipment & Services	0.1	Transportation	0.6
Hotels/Restaurants & Leisure	0.1	Utilities	0.6

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $4,768,203 as capital gain dividends for the year ended November 30, 2000.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED
ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF
FEDERATED MANAGED GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Growth Portfolio (the "Fund") as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2000 and 1999, and the financial highlights for the years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods in the three years ended November 30, 1998 were audited by other auditors whose report, dated January 15, 1999, expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Managed Growth Portfolio as of November 30, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 12, 2001

Trustees

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

John F. Cunningham

J. Christopher Donahue

Lawrence d. Ellis, M.D.

Peter E. Madden

Charles F. Mansfield, Jr.

John E. Murray, Jr.,J.D.,S.J.D.

Marjorie P. Smuts

John S. Walsh

Officers

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle
Executive Vice President and Secretary

Richard B. Fisher
Vice President

Richard J. Thomas
Treasurer

C. Grant Anderson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning each fund's objectives and policies, management fees, expenses, and other information.

[Graphic Representation Omitted--See Appendix]

Federated Managed Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distibutor

Investment Company Act File No. 811-7129

Cusip 314212200
Cusip 314212101

G00769-01 (1/01)

Federated is a registered mark of Federated Investors, Inc.
2000© Federated Investors, Inc.

[Graphic Representation Omitted--See Appendix]

Federated Managed Income Portfolio

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL REPORT

November 30, 2000

Not FDIC Insured*May Lose Value*No Bank Guarantee

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for Federated Managed Income Portfolio for the 12-month period ended November 30, 2000. Included in this report is an investment review, followed by a complete listing of the fund's holdings, financial statements and financial highlights.

The fund invests in a well-diversified portfolio that focuses on bonds. At the end of the reporting period, approximately 83.3% of the fund's $107.6 million in net assets was invested across a broad range of U.S. and foreign government and corporate bonds.1 The remainder of the portfolio was invested across U.S. stocks.

Over the fund's fiscal year, Institutional Shares delivered a total return of 4.49%2 through income distributions totaling $0.533 per share and capital gain distributions totaling $0.087 per share. Select Shares produced a total return of 3.76%2 through income distributions totaling $0.461 per share and capital gain distributions totaling $0.087 per share.

Thank you for pursuing your financial goals through the high level of diversification and professional management of Federated Managed Income Portfolio. As always, we invite your comments and suggestions.

Sincerely,

/s/J. Christopher Donahue

J. Christopher Donahue
President
January 15, 2001

1 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Performance For 12 Months Ended November 30, 2000

The 12 month reporting period ended November 30, 2000 was a generally favorable one for bonds and Federated Managed Income Portfolio participated in the advance. For the 12 months ended November 30, 2000, an investor in the Institutional Shares had a total return of 4.49%, while an investor in the Select Shares had a total return of 3.76%. As usual, performance among asset classes showed wide variation. Investment grade bonds did especially well, while foreign stocks had an exceptionally poor year. The U.S. stock markets set a new all-time high in March, but then embarked on a decline for the remainder of the reporting period. Investment grade bonds, in contrast to stocks, fell in price during the first part of the reporting period, but increased in price during the remainder of the year. The fall in interest rates was offset by other factors in the remaining bond categories. High yield bond prices fell due to concerns regarding the rising delinquency and default rates. Returns for U.S. investors in forei gn bonds were reduced by currency losses associated with the steady increase in the value of the dollar.

Asset Allocation as of November 30, 2000

The fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value.

The fund has a normal allocation to stocks (15% of the fund's portfolio) in recognition of the risks associated with the slowing rate of economic growth in the U.S. and the apparent end to the abnormally high returns that stock investors experienced from 1996 to 1999. Historically, periods of slowing economic growth have been unfavorable for stocks when economic slowdowns developed into recessions. While the current strength of the U.S. economy does not suggest a recession, the economic slowdown has increased the risk of an overweight position.

Structure of the Bond Portfolio

Management currently has a neutral position with respect to the bond portfolio with a preference for longer rather than shorter maturities. As interest rates have declined, longer maturity investment grade bonds have had higher returns than shorter maturities. Within the government bond category, the maturity is now longer than the respective benchmarks. Other categories in which prices have been declining, such as high yield bonds, have maturities closer to their benchmarks.

Management currently has a normal allocation within the bond categories as all of the investment grade categories have benefited from interest rate declines. Other categories, such as foreign bonds, have normal allocations due to improved relative valuation and an apparent end to the factors responsible for losses last year. In the third quarter, the U.S. economy began to slow more rapidly than the European economy. This improvement in relative growth rates suggests an end to the steady decline in the Euro that is responsible for the losses in the foreign bond category.

Structure of the Equity Portfolio

Within the equity portfolio, the large cap stocks are currently held at above their normal allocations, while small-cap and foreign stocks are held at below their normal weights. During the past year, foreign stock prices experienced steeper declines than did U.S. stocks due to slower economic growth outside the U.S. and a steady rise in the value of the dollar. Within the large-cap stock category, the fund maintains a slight bias in favor of value stocks. In recent months, the returns for growth stocks have been reduced by the declines in the prices of technology stocks.

GROWTH OF $25,000 INVESTED IN FEDERATED MANAGED INCOME PORTFOLIO--INSTITUTIONAL SHARES

[Graphic Representation Omitted--See Appendix]

Average Annual Total Return for the Period Ended 11/30/2000
1 Year	4.49%
5 Years	6.28%
Start of Performance (5/25/94)	7.11%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Managed Income Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2000 compared to the Lehman Brothers Government/Corporate Total Index (LBGCT)2 and the Managed Income Indices Blend (MIIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT and the MIIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBGCT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 The MIIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 3% Morgan Stanley Capital International Europe Australia Far East Index, 12% Standard & Poor's 500 Index, 74% Lehman Brothers Aggregate Bond Index, 4% Lehman Brothers High Yield Bond Index and 7% JP Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

GROWTH OF $10,000 INVESTED IN FEDERATED MANAGED INCOME PORTFOLIO--SELECT SHARES

[Graphic Representation Omitted--See Appendix]

Average Annual Total Return for the Period Ended 11/30/2000
1 Year	3.76%
5 Years	5.54%
Start of Performance (5/25/94)	6.35%

The graph above illustrates the hypothetical investment of $10,0001 in Federated Managed Income Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2000 compared to the Lehman Brothers Government/Corporate Total Index (LBGCT)2 and the Managed Income Indices Blend (MIIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less that their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The LBGCT and the MIIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The LBGCT is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 The MIIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 3% Morgan Stanley Capital International Europe Australia Far East Index, 12% Standard & Poor's 500 Index, 74% Lehman Brothers Aggregate Bond Index, 4% Lehman Brothers High Yield Bond Index and 7% JP Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

Portfolio of Investments

November 30, 2000
Shares			Value in U.S. Dollars
		STOCKS--16.0%
		LARGE-COMPANY STOCKS--8.5%
		Basic Materials--0.3%
1,825		Du Pont (E.I.) de Nemours & Co.	$77,220
900		PPG Industries, Inc.	37,519
1,500		Weyerhaeuser Co.	65,625
1,700		Willamette Industries, Inc.	83,512

		TOTAL	263,876

		Capital Goods--0.6%
900		Caterpillar, Inc.	35,381
800		Eaton Corp.	56,100
9,100		General Electric Co.	451,019
1,400		Honeywell International, Inc.	68,250
1,000		United Technologies Corp.	70,812

		TOTAL	681,562

		Communication Services--0.7%
4,890		AT&T Corp.	95,966
1,300		Alltel Corp.	79,625
3,100		BellSouth Corp.	129,619
1,729	[1]	Qwest Communications International, Inc.	65,270
1,300	[1]	Sprint Corp. (PCS Group)	29,494
5,718		Verizon Communications, Inc.	321,280

		TOTAL	721,254

		Consumer Cyclicals--0.6%
600	[1]	Convergys Corp.	25,237
1,300		Costco Wholesale Corp.	42,412
4,020		Ford Motor Co.	91,455
1,300		General Motors Corp.	64,350
2,700		Home Depot, Inc.	105,806
2,000		Target Corp.	60,125
301		Visteon Corp.	4,477
4,800		Wal-Mart Stores, Inc.	250,500

		TOTAL	644,362

		Consumer Staples--0.7%
1,000	[1]	Clear Channel Communications, Inc.	50,500
2,200		Coca-Cola Co.	137,775
600	[1]	Comcast Corp., Class A	23,062
1,100		Dial Corp.	12,925
1,500		Gillette Co.	50,812
1,100		Kimberly-Clark Corp.	76,931
1,600		PepsiCo, Inc.	72,600
1,500		Philip Morris Cos., Inc.	57,281
1,400		Procter & Gamble Co.	104,825
1,483	[1]	Viacom, Inc., Class B	75,818
4,300		Walt Disney Co.	124,431

		TOTAL	786,960

		Energy--0.8%
2,000		Ashland, Inc.	62,750
1,200		Chevron Corp.	98,250
3,988		Exxon Mobil Corp.	350,944
600		Halliburton Co.	20,025
2,500		Royal Dutch Petroleum Co., ADR	149,219
1,100		Schlumberger Ltd.	68,200
1,400		Texaco, Inc.	81,287

		TOTAL	830,675

		Financials--1.5%
2,296		Allstate Corp.	87,822
1,800		American Express Co.	98,887
2,302		American International Group, Inc.	223,150
2,965		Bank of America Corp.	118,415
2,100		Chase Manhattan Corp.	77,437
6,633		Citigroup, Inc.	330,406
1,500		Fannie Mae	118,500
2,000		First Union Corp.	50,250
1,710		Fleet Boston Financial Corp.	64,125
500		Loews Corp.	47,250
1,400		Mellon Financial Corp.	65,625
400		Merrill Lynch & Co., Inc.	23,150
1,400		Morgan Stanley, Dean Witter & Co.	88,725
500		PNC Financial Services Group	33,250
2,000		Post Properties, Inc.	68,875
750		Schwab (Charles) Corp.	20,766
3,100		U.S. Bancorp	74,981
1,512		Washington Mutual, Inc.	68,701

		TOTAL	1,660,315

		Health Care--1.3%
2,200		Abbott Laboratories	121,137
1,200	[1]	Amgen, Inc.	76,350
900		Baxter International, Inc.	77,906
2,200		Bristol-Myers Squibb Co.	152,487
1,200		Johnson & Johnson	120,000
700		Lilly (Eli) & Co.	65,581
1,600		Medtronic, Inc.	85,200
2,300		Merck & Co., Inc.	213,181
5,825		Pfizer, Inc.	258,120
2,742		Pharmacia Corp.	167,262
1,600		Schering Plough Corp.	89,700

		TOTAL	1,426,924

		Technology--1.8%
2,100	[1]	America Online, Inc.	85,281
1,200	[1]	Applied Materials, Inc.	48,525
1,600		Automatic Data Processing, Inc.	105,600
296	[1]	Avaya, Inc.	3,459
5,200	[1]	Cisco Systems, Inc.	248,950
2,900		Compaq Computer Corp.	62,350
1,300		Computer Associates International, Inc.	33,963
2,000	[1]	Compuware Corp.	13,750
2,000	[1]	Dell Computer Corp.	38,500
600	[1]	EMC Corp. Mass	44,625
900		Eastman Kodak Co.	37,800
900		Electronic Data Systems Corp.	47,644
1,600		First Data Corp.	81,900
2,000		Hewlett-Packard Co.	63,250
5,400		Intel Corp.	205,538
2,100		International Business Machines Corp.	196,350
3,560		Lucent Technologies, Inc.	55,403
3,100	[1]	Microsoft Corp.	177,863
2,700		Motorola, Inc.	54,169
2,400	[1]	Oracle Corp.	63,600
900	[1]	Qualcomm, Inc.	72,225
1,500	[1]	Sun Microsystems, Inc.	114,094
2,000		Texas Instruments, Inc.	74,625
600	[1]	Yahoo, Inc.	23,775

		TOTAL	1,953,239

		Transportation--0.1%
1,800		Union Pacific Corp.	83,700

		Utilities--0.1%
1,200		Enron Corp.	77,700
1,700		Reliant Energy, Inc.	66,725

		TOTAL	144,425

		TOTAL LARGE-COMPANY STOCKS	9,197,292

		FOREIGN EQUITY--2.4%
		France--0.4%
18,000		iShares MSCI France Index Fund	411,750

		Germany--0.3%
20,000		iShares MSCI Germany Index Fund	363,750

		Italy--0.2%
8,000		iShares MSCI Italy Index Fund	181,000

		Japan--0.6%
50,000		iShares MSCI Japan Index Fund	590,625

		Netherlands--0.2%
11,000		iShares MSCI Netherlands Index Fund	240,625

		United Kingdom--0.7%
46,000		iShares MSCI United Kingdom Index Fund	793,500

		TOTAL FOREIGN EQUITY	2,581,250

Principal Amount			Value in U.S. Dollars
		FUTURES CONTRACTS COLLATERAL--5.1%[2]
$5,500,000		United States Treasury Bill, 12/14/2000	5,489,770

		TOTAL STOCKS (IDENTIFIED COST $16,155,755)	17,268,312

		BONDS--83.3%
		TREASURY AND GOVERNMENT SECURITIES--27.4%
		Federal Home Loan Mortgage Corporation--2.7%
2,845,000		7.000%, 3/15/2010	2,953,651

		Repurchase Agreement--3.4%[3]
3,695,000		Societe Generale Securities Corp., 6.510%, dated 11/30/2000, due 12/1/2000	3,695,000

		Treasury Securities--21.3%
6,135,000		United States Treasury Bond, 6.125%, 11/15/2027	6,467,026
9,250,000		United States Treasury Note, 7.250%, 5/15/2004	9,737,993
1,392,000		United States Treasury Note, 6.000%, 8/15/2009	1,438,952
4,919,000		United States Treasury Note, 6.625%, 5/15/2007	5,219,994

		TOTAL	22,863,965

		TOTAL TREASURY AND GOVERNMENT SECURITIES	29,512,616

		MUTUAL FUNDS--29.5%
547,484		High Yield Bond Portfolio	3,826,909
2,854,986		Federated Mortgage Core Portfolio	27,978,866

		TOTAL MUTUAL FUNDS	31,805,775

		INVESTMENT GRADE BONDS--19.4%
		Air Transportation--0.2%
265,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	253,324

		Banking--2.1%
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	87,459
470,000	[4]	Den Danske Bank, Note, 7.400% 6/15/2010	465,963
1,200,000		National Bank of Canada, Note, 8.125%, 8/15/2004	1,261,476
470,000	[4]	Swedbank, Sub. Note, 7.500%, 11/01/2006	453,980

		TOTAL	2,268,878

		Cable Television--0.8%
800,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	872,664

		Chemicals & Plastics--0.3%
350,000	[4]	Bayer Corp., Deb., 6.500%, 10/1/2002	350,497

		Ecological Services & Equipment--0.2%
250,000		USA Waste Services, Inc., Note, 6.125%, 7/15/2001	246,810

		Education--0.3%
300,000		Boston University, MTN, 7.625%, 7/15/2097	273,909

		Electronics--0.6%
700,000		Anixter International, Inc., Company Guarantee, 8.000%, 9/15/2003	691,439

		Finance - Automotive--1.2%
100,000		Ford Motor Credit Corp., Unsecd. Note, 7.250%, 1/15/2003	100,568
700,000		Ford Motor Credit Corp., Unsub., 6.875%, 6/05/2001	699,228
500,000		General Motor Acceptance Corp., Note, 6.000%, 2/01/2002	495,280

		TOTAL	1,295,076

		Financial Intermediaries--3.1%
400,000		Amvescap PLC, Sr. Note, 6.600%, 5/15/2005	386,432
1,000,000		Bear Stearns Cos., Inc., Sr. Note, 6.750%, 5/1/2001	1,000,500
250,000		Capital One Financial, Note, 7.125%, 8/01/2008	219,365
400,000		Donaldson Lufkin Jenrette, Inc., Sr. Note, 6.875%, 11/1/2005	394,708
175,000		Lehman Brothers Holdings, Inc., Bond, 6.200%, 1/15/2002	173,075
725,000		Lehman Brothers Holdings, Inc., Note, 6.900%, 1/29/2001	724,703
325,000		Lehman Brothers Holdings, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	320,444
100,000		Salomon, Inc., Note, 7.200%, 2/1/2004	100,607

		TOTAL	3,319,834

		Financial Services--0.2%
200,000		General Electric Capital Corp., MTN, 7.000%, 3/01/2002	201,410

		Food & Drug Retailers--1.0%
850,000		Meyer (Fred), Inc., Company Guarantee, 7.450%, 3/01/2008	853,477
190,000		Safeway, Inc., Note, 7.250%, 9/15/2004	191,205

		TOTAL	1,044,682

		Forest Products--1.3%
950,000		Fort James Corp., MTN, 7.650%, 12/26/2000	949,924
400,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	426,504

		TOTAL	1,376,428

		Insurance--1.2%
250,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	229,508
250,000		Conseco, Inc., Sr. Sub. Note, 10.250%, 6/01/2002	183,750
250,000		Delphi Funding LLC, Note, 9.310%, 3/25/2027	185,848
170,000		Geico Corp., Deb., 9.150%, 9/15/2021	179,512
400,000		Provident Financing Trust I, Company Guarantee, 7.405%, 3/15/2038	300,244
250,000		USF&G Capital II, Company Guarantee, 8.470%, 1/10/2027	226,698

		TOTAL	1,305,560

		Leisure & Entertainment--0.5%
400,000		International Speedway Corp., Company Guarantee, 7.875%, 10/15/2004	396,476
125,000		Viacom, Inc., Sr. Deb., 8.250%, 8/01/2022	122,493

		TOTAL	518,969

		Metals & Mining--0.7%
725,000		Barrick Gold Corp., Company Guarantee, 7.500%, 5/1/2007	727,523

		Printing & Publishing--0.5%
350,000		Harcourt General, Inc., Sr. Note, 6.700%, 8/01/2007	327,635
200,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	208,438

		TOTAL	536,073

		Real Estate--0.8%
1,000,000		SUSA Partnership LP, Deb., 7.500%, 12/1/2027	823,230

		Retailers--0.9%
660,000		Shopko Stores, Sr. Note, 8.500%, 3/15/2002	485,100
450,000		Target Corp., Note, 7.500%, 2/15/2005	461,660

		TOTAL	946,760

		Sovereign Government--0.2%
250,000		Colombia, Government of, Note, 7.250%, 2/15/2003	231,250

		Supranational--0.4%
250,000		Corp Andina De Fomento, Note, 7.750%, 3/01/2004	253,800
165,000		Corp Andina De Fomento, Note, 8.875%, 6/01/2005	175,136

		TOTAL	428,936

		Technology Services--0.4%
500,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	447,815

		Telecommunications & Cellular--1.7%
300,000		BellSouth Telecommunications, Note, 6.000%, 6/15/2002	296,772
410,000		CenturyTel, Inc., Sr. Note, 8.375%, 10/15/2010	418,430
435,000		Sprint Capital Corp., Company Guarantee, 5.875%, 5/01/2004	416,569
720,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	696,910

		TOTAL	1,828,681

		Utilities--0.8%
250,000		Enersis SA, Note, 7.400%, 12/1/2016	217,940
750,000		National Rural Utilities, MTN, 5.750%, 12/01/2008	680,505

		TOTAL	898,445

		TOTAL INVESTMENT GRADE BONDS	20,888,193

Foreign Currency Par Amount			Value in U.S. Dollars
		FOREIGN BONDS--7.0%
		Belgian Franc--0.3%
327,741		Belgium, Government of, Bond, 6.500%, 3/31/2005	300,141

		British Pound--0.4%
92,000		United Kingdom, Government of, Bond, 6.500%, 12/07/2003	134,687
160,000		United Kingdom, Government of, Bond, 7.000%, 6/07/2002	232,396

		TOTAL	367,083

		Canadian Dollar--0.4%
387,000		Canada, Government of, Deb., 6.500%, 6/1/2004	259,437
200,000		Ontario Hydro, 9.000%, 6/24/2002	136,102

		TOTAL	395,539

		Deutsche Mark--0.3%
420,000		Germany, Government of, 4.750%, 7/04/2028	327,869

		Finland Markka--0.3%
350,000		Finland, Government of, Bond, 5.750%, 2/23/2011	316,809

		Greek Drachma--0.4%
11,400,000		Greece, Government of, Floating Rate Note, 10.240%, 10/23/2003	30,162
150,000,000		Greece, Government of, Floating Rate Note, 10.340%, 9/30/2003	396,863

		TOTAL	427,025

		Hungarian Forint--0.0%
6,700,000		Hungary, Government of, Bond, 14.000%, 12/12/2002	23,006
5,000,000		Hungary, Government of, Bond, Series 02/I, 12.500%, 9/24/2002	16,696

		TOTAL	39,702

		Irish Pound--0.3%
420,000		Ireland, Government of, 3.500%, 10/18/2005	342,364

		Italian Lira--0.8%
980,000		Italy, Government of, Bond, 4.750%, 7/01/2005	841,385

		Japanese Yen--2.5%
41,000,000		DSL Bank, Note, 2.600%, 7/10/2002	381,640
13,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	118,703
43,000,000		International Business Machines Corp., Note, 0.900%, 4/14/2003	389,006
58,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	529,789
109,000,000		Ontario, Province of, MTN, 1.875%, 1/25/2010	997,489
32,000,000		Westpac Banking Corp., Ltd, Sr. Unsub., 0.875%, 9/22/2003	290,491

		TOTAL	2,707,118

		Netherlands Guilder--0.3%
35,000		Netherlands, Government of, 5.500%, 1/15/2028	30,418
358,823		Netherlands, Government of, 5.750%, 1/15/2004	318,897

		TOTAL	349,315

		Norwegian Krone--0.1%
896,000		Norway, Government of, Bond, 7.000%, 5/31/2001	96,329

		Polish Zloty--0.2%
1,075,000		Poland, Government of, Series 0604, 10.000%, 6/12/2004	201,134

		Portuguese Escudo--0.0%
45,000		Portugal, Government of, Ot's, 6.625%, 2/23/2007	41,835

		South African Rand--0.2%
1,500,000		South Africa, Government of, 13.500%, 9/15/2015	197,239

		Spanish Peseta--0.5%
370,000		Spain, Government of, Bond, 4.250%, 7/30/2002	318,213
240,404		Spain, Government of, 6.150%, 1/31/2013	221,627

		TOTAL	539,840

		TOTAL FOREIGN BONDS	7,490,727

		TOTAL BONDS (IDENTIFIED COST $92,649,566)	89,697,311

		TOTAL INVESTMENTS (IDENTIFIED COST $108,805,321)[5]	$106,965,623

1 Non-income producing security.

2 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts was $4,294,875 at November 30, 2000.

3 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

4 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At November 30, 2000, these securities amounted to $1,270,439 which represents 1.2% of net assets.

5 The cost of investments for federal tax purposes amounts to $108,926,362. The net unrealized depreciation of investments on a federal tax basis amounts to $1,960,739 which is comprised of $3,239,366 appreciation and $5,200,105 depreciation at November 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($107,646,552) at November 30, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2000
Assets:
Total investments in securities, at value (identified cost $108,805,321)		$106,965,623
Cash		1,000
Income receivable		755,032
Receivable for shares sold		64,163

TOTAL ASSETS		107,785,818

Liabilities:
Payable for variation margin	$44,850
Payable for shares redeemed	62,418
Accrued expenses	31,998

TOTAL LIABILITIES		139,266

Net assets for 10,512,728 shares outstanding		$107,646,552

Net Assets Consist of:
Paid in capital		$109,372,198
Net unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		(2,204,513)
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		476,951
Undistributed net investment income		1,916

TOTAL NET ASSETS		$107,646,552

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$71,408,407 ÷ 6,974,806 shares outstanding		$10.24

Select Shares:
$36,238,145 ÷ 3,537,922 shares outstanding		$10.24

See Notes which are an integral part of the Financial Statements

Statement of Operations

November 30, 2000
Investment Income:
Dividends (net of foreign taxes withheld of $344)			$3,041,101
Interest (net of foreign taxes withheld of $688)			4,464,748

TOTAL INCOME			7,505,849

Expenses:
Investment adviser fee		$876,065
Administrative personnel and services fee		155,000
Custodian fees		19,436
Transfer and dividend disbursing agent fees and expenses		49,195
Directors'/Trustees' fees		3,683
Auditing fees		13,977
Legal fees		4,560
Portfolio accounting fees		69,977
Distribution services fee--Select Shares		289,727
Shareholder services fee--Institutional Shares		195,446
Shareholder services fee--Select Shares		96,576
Share registration costs		23,757
Printing and postage		31,980
Insurance premiums		1,348
Miscellaneous		7,460

TOTAL EXPENSES		1,838,187

Waivers:
Waiver of investment adviser fee	$(375,244)
Waiver of distribution services fee--Select Shares	(96,576)
Waiver of shareholder services fee--Institutional Shares	(156,357)

TOTAL WAIVERS		(628,177)

Net expenses			1,210,010

Net investment income			6,295,839

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(427,482)
Net realized gain on futures contracts			377,690
Net realized gain on capital gain distributions from other investment companies			11,378
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(1,418,503)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(1,456,917)

Change in net assets resulting from operations			$4,838,922

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,295,839	$6,553,759
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	(49,792)	1,512,890
Net realized gain on capital gain distributions from other investment companies	11,378	32,072
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(1,418,503)	(6,816,145)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,838,922	1,282,576

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,067,016)	(4,324,201)
Select Shares	(1,731,036)	(2,062,940)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts
Institutional Shares	(724,548)	(2,276,942)
Select Shares	(348,798)	(1,309,740)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,871,398)	(9,973,823)

Share Transactions:
Proceeds from sale of shares	26,369,599	58,015,985
Net asset value of shares issued to shareholders in payment of distributions declared	4,183,050	6,076,858
Cost of shares redeemed	(51,315,623)	(52,573,553)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(20,762,974)	11,519,290

Change in net assets	(22,795,450)	2,828,043

Net Assets:
Beginning of period	130,442,002	127,613,959

End of period (including undistributed net investment income of $1,916 and $125,825, respectively)	$107,646,552	$130,442,002

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$10.41	$11.13	$10.77	$10.56	$10.54
Income From Investment Operations:
Net investment income	0.58 [2]	0.55	0.55	0.60	0.59
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.13)	(0.42)	0.49	0.30	0.12

TOTAL FROM INVESTMENT OPERATIONS	0.45	0.13	1.04	0.90	0.71

Less Distributions:
Distributions from net investment income	(0.53)	(0.54)	(0.55)	(0.62)	(0.62)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.09)	(0.31)	(0.13)	(0.07)	(0.07)

TOTAL DISTRIBUTIONS	(0.62)	(0.85)	(0.68)	(0.69)	(0.69)

Net Asset Value, End of Period	$10.24	$10.41	$11.13	$10.77	$10.56

Total Return[3]	4.49%	1.22%	10.06%	8.88%	6.98%

Ratios to Average Net Assets:
Expenses	0.80%	0.80%	0.80%	0.80%	0.80%
Net investment income	5.62%	5.21%	5.09%	5.63%	5.72%
Expense waiver/reimbursement[4]	0.52%	0.54%	0.62%	0.70%	0.80%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,408	$86,919	$81,421	$71,058	$67,122
Portfolio turnover	35%	95%	122%	99%	164%

1 For the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$10.41	$11.13	$10.77	$10.56	$10.54
Income From Investment Operations:
Net investment income	0.51 [2]	0.48	0.48	0.51	0.53
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.13)	(0.42)	0.49	0.31	0.10

TOTAL FROM INVESTMENT OPERATIONS	0.38	0.06	0.97	0.82	0.63

Less Distributions:
Distributions from net investment income	(0.46)	(0.47)	(0.48)	(0.54)	(0.54)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.09)	(0.31)	(0.13)	(0.07)	(0.07)

TOTAL DISTRIBUTIONS	(0.55)	(0.78)	(0.61)	(0.61)	(0.61)

Net Asset Value, End of Period	$10.24	$10.41	$11.13	$10.77	$10.56

Total Return[3]	3.76%	0.52%	9.29%	8.14%	6.23%

Ratios to Average Net Assets:
Expenses	1.50%	1.50%	1.50%	1.50%	1.50%
Net investment income	4.92%	4.50%	4.39%	4.93%	5.02%
Expense waiver/reimbursement[4]	0.57%	0.59%	0.67%	0.75%	0.85%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,238	$43,523	$46,193	$36,608	$25,459
Portfolio turnover	35%	95%	122%	99%	164%

1 For the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

NOVEMBER 30, 2000

ORGANIZATION

Federated Managed Allocation Portfolios (formerly known as Managed Series Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Income Portfolio (formerly Federated Managed Income Fund) (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and potential for capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

Effective January 31, 2000, the Trust changed its name from Managed Series Trust to Federated Managed Allocation Portfolios and the Fund changed its name as set forth above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. Dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commissions, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's Adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend inco me. Capital gain distributions, if any, from Core Trust are declared annually, and are recorded by the Fund as capital gains. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate share class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The Fund will adopt the provisions of the Audit and Accounting Guide for Investment Companies (AICPA), as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Gain	Undistributed Net Investment Income	Paid In Capital
$623,829	$(621,696)	$(2,133)

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2000, the Fund had net realized gains of $377,690 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2000	13 S&P 500 Index Futures	Long	$(360,400)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date. For the year ended November 30, 2000, there were no open foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the year ended November 30, 2000, there were no open dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended November 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,815,435	$18,612,127	3,910,942	$41,820,942
Shares issued to shareholders in payment of distributions declared	283,153	2,898,481	356,933	3,817,907
Shares redeemed	(3,476,171)	(35,628,785)	(3,231,903)	(34,562,713)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,377,583)	$(14,118,177)	1,035,972	$11,076,136

Year Ended November 30	2000		1999
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	757,260	$7,757,472	1,511,648	$16,195,043
Shares issued to shareholders in payment of distributions declared	125,531	1,284,569	210,519	2,258,951
Shares redeemed	(1,525,319)	(15,686,838)	(1,690,983)	(18,010,840)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(642,528)	$(6,644,797)	31,184	$443,154

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(2,020,111)	$(20,762,974)	1,067,156	$11,519,290

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's adviser fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended November 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,739,856 and $8,767,521, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended November 30, 2000, were as follows:

Purchases	$30,101,824
Sales	$36,150,495

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2000 were $8,460,385 and $19,359,228, respectively.

CONCENTRATION OF CREDIT RISK (UNAUDITED)

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2000, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets
Agency	0.1%
Banking	2.3
Finance	0.4
Financial (Diversified)	2.4
Financial Intermediaries	0.5
Forest Products	0.4
Metals & Mining	0.7
Oil (Int'l Integrated)	0.1
Sovereign Government	5.0
State/Provincial	0.9
Supranational	0.4
Utilities	0.2

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $1,044,340 as capital gain dividends for the year ended November 30, 2000.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED MANAGED INCOME PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Income Portfolio (the "Fund") as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2000 and 1999, and the financial highlights for the years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods in the three years ended November 30, 1998 were audited by other auditors whose report, dated January 15, 1999, expressed as unqualified opinion on those highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Managed Income Portfolio as of November 30, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 12, 2001

Directors

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

J. CHRISTOPHER DONAHUE
President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
 Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Treasurer

C. GRANT ANDERSON
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning each fund's objectives and policies, management fees, expenses, and other information.

[Graphic Representation Omitted--See Appendix]

Federated Managed Income Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Cusip 314212804
Cusip 314212705

G00873-01 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

[Graphic Representation Omitted--See Appendix]

Federated Managed Moderate Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

ANNUAL REPORT

November 30, 2000<sup>2</sup>

Not FDIC Insured*May Lose Value*No Bank Guarantee

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders of Federated Managed Moderate Growth Portfolio for the 12-month period ended November 30, 2000. Included in this report is an investment review, followed by a complete listing of the fund's holdings, financial statements and financial highlights.

The fund invests in a well-diversified portfolio of stocks and bonds. At the end of the reporting period, 59.4% of the fund's $251.1 million in net assets were invested across stocks, including large-company small-company and foreign.1 The rest of the portfolio was diversified among U.S. government and foreign bonds.

Over the fund's fiscal year, Institutional Shares delivered a total return of (2.19%)2 through a $1.22 decrease in share price, income distributions totaling $0.358 per share and capital gain distributions totaling $0.611 per share. Select Shares produced a total return of (2.87%)2 through a $1.22 decrease in share price, income distributions totaling $0.265 per share and capital gain distributions totaling $0.611 per share.

Thank you for pursuing your financial goals through the high level of diversification and professional management of Federated Managed Moderate Growth Portfolio. As always, we invite your comments and suggestions.

Sincerely,

/s/J. Christopher Donahue

J. Christopher Donahue
President
January 15, 2001

1 International investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

2 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Investment Review

Performance For 12 Months Ended November 30, 2000

The 12 months ended November 30, 2000 was a generally difficult one for investors in stocks. For the 12 months ended November 30, 2000, an investor in the Federated Managed Moderate Growth Portfolio Institutional Shares had a total return of (2.19%), while an investor in the Select Shares had a total return of (2.87%). As usual, performance among asset classes showed wide variation. Investment grade bonds did especially well, while foreign stocks had an exceptionally poor year. The U.S. stock markets set a new all-time high in March, but then embarked on a decline for the remainder of the reporting period. Investment grade bonds, in contrast to stocks, fell in price during the first part of the reporting period, but increased in price during the remainder of the year. The fall in interest rates was offset by other factors in the remaining bond categories. High yield bond prices fell due to concerns regarding the rising delinquency and default rates. Returns for U.S. investors in foreign bonds were reduced by currency losses associated with a steady increase in the value of the dollar.

Asset Allocation as of November 30, 2000

The fund operates on an investment philosophy that, over time, an investor with a diversified portfolio will achieve better returns with the same risk, or the same returns with lower risk, than an investor in a single asset category. Therefore, to ensure proper diversification of its portfolio, the fund's investment policies require management to allocate the portfolio among as many as eight asset categories and limit the weight of each asset category. In allocating the fund's portfolio among asset categories, fund management analyzes the relative value offered by each category under prevailing market conditions. Fund management seeks to improve the fund's performance by weighting most heavily the asset categories that management believes will provide the best relative value.

The fund has a normal allocation to stocks (59% of the fund's portfolio) in recognition of the risks associated with the slowing rate of economic growth in the U.S. and the apparent end to the abnormally high returns that stock investors experienced from 1996 to 1999. Historically, periods of slowing economic growth have been unfavorable for stocks when economic slowdowns developed into recessions. While the current strength of the U.S. economy does not suggest a recession, the economic slowdown has increased the risk of an overweight position.

Structure of the Bond Portfolio

Management currently has a neutral position with respect to the bond portfolio with a preference for longer rather than shorter maturities. As interest rates have declined, longer maturity investment grade bonds have had higher returns than shorter maturities. Within the government bond category, the maturity is now longer than the respective benchmarks. Other categories in which prices have been declining, such as high yield bonds, have maturities closer to their benchmarks.

Management currently has a normal allocation within the bond categories as all of the investment grade categories have benefited from interest rate declines. Other categories, such as foreign bonds, have normal allocations due to improved relative valuation and an apparent end to the factors responsible for losses last year. In the third quarter, the U.S. economy began to slow more rapidly than the European economy. This improvement in relative growth rates suggests an end to the steady decline in the Euro that is responsible for the losses in the foreign bond category.

Structure of the Equity Portfolio

Within the equity portfolio, the large cap stocks are currently held at above their normal allocations, while small-cap and foreign stocks are held at below their normal weights. During the past year, foreign stock prices experienced steeper declines than did U.S. stocks due to slower economic growth outside the U.S. and a steady rise in the value of the dollar. Within the U.S., slowing economic growth is often more difficult for smaller companies than for larger ones. As a result, the returns for investors in small-cap stocks are often lower. Within the large-cap stock category, the fund maintains a slight bias in favor of value stocks. In recent months, the returns for growth stocks have been reduced by the declines in the prices of technology stocks.

GROWTH OF $25,000 INVESTED IN FEDERATED MANAGED MODERATE GROWTH PORTFOLIO--INSTITUTIONAL SHARES

[Graphic Representation Omitted--See Appendix]

Average Annual Total Return for the Period Ended 11/30/2000
1 Year	(2.19%)
5 Years	8.90%
Start of Performance (5/25/94)	9.94%

The graph above illustrates the hypothetical investment of $25,0001 in Federated Managed Moderate Growth Portfolio (Institutional Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2000 compared to the Standard and Poor's 500 Index (S&P 500)2 and the Managed Moderate Growth Indices Blend (MMGIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MMGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 The MMGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 15% Morgan Stanley Capital International Europe Australia Far East Index, 35% Standard & Poor's 500 Index, 10% Russell 2000 Index, 35% Lehman Brothers Aggregate Bond Index, 2% Lehman Brothers High Yield Bond Index and 3% JP Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

GROWTH OF $10,000 INVESTED IN FEDERATED MANAGED MODERATE GROWTH PORTFOLIO--SELECT SHARES

[Graphic Representation Omitted--See Appendix]

Average Annual Total Return for the Period Ended 11/30/2000
1 Year	(2.87%)
5 Years	8.15%
Start of Performance (5/25/94)	9.18%

The graph above illustrates the hypothetical investment of $10,0001 in the Federated Managed Moderate Growth Portfolio (Select Shares) (the "Fund") from May 25, 1994 (start of performance) to November 30, 2000 compared to the Standard and Poor's 500 Index (S&P 500)2 and the Managed Moderate Growth Indices Blend (MMGIB).3

Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 and the MMGIB have been adjusted to reflect reinvestment of dividends on securities in the indices.

2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. This index is unmanaged.

3 The MMGIB is a blend of index total returns that represent the Fund's allocation in the market sectors. The blend is comprised of 15% Morgan Stanley Capital International Europe Australia Far East Index, 35% Standard & Poor's 500 Index, 10% Russell 2000 Index, 35% Lehman Brothers Aggregate Bond Index, 2% Lehman Brothers High Yield Bond Index and 3% JP Morgan Global Traded Index Excluding U.S. Each index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance. These indices are unmanaged.

Portfolio of Investments

NOVEMBER 30, 2000
Shares			Value in U.S. Dollars
		STOCKS--59.4%
		LARGE-COMPANY STOCKS--32.6%
		Basic Materials--0.8%
14,110		Du Pont (E.I.) de Nemours & Co.	$597,029
6,000		PPG Industries, Inc.	250,125
11,100		Weyerhaeuser Co.	485,625
12,700		Willamette Industries, Inc.	623,887

		TOTAL	1,956,666

		Capital Goods--2.3%
5,700		Caterpillar, Inc.	224,081
6,100		Eaton Corp.	427,762
67,100		General Electric Co.	3,325,644
9,000		Honeywell International, Inc.	438,750
18,200		Tyco International Ltd.	960,050
6,200		United Technologies Corp.	439,037

		TOTAL	5,815,324

		Communication Services--2.3%
37,879		AT&T Corp.	743,375
9,800		Alltel Corp.	600,250
24,000		BellSouth Corp.	1,003,500
9,000	[1]	NEXTEL Communications, Inc., Class A	279,000
788	[1]	NTL, Inc.	21,473
13,661	[1]	Qwest Communications International, Inc.	515,703
10,000	[1]	Sprint Corp. (PCS Group)	226,875
41,688		Verizon Communications, Inc.	2,342,344

		TOTAL	5,732,520

		Consumer Cyclicals--2.1%
4,500	[1]	Convergys Corp.	189,281
8,500		Costco Wholesale Corp.	277,312
30,942	[1]	Ford Motor Co.	703,930
10,000		General Motors Corp.	495,000
20,400		Home Depot, Inc.	799,425
11,600		Knight-Ridder, Inc.	596,675
13,400		Target Corp.	402,837
2,317		Visteon Corp.	34,465
36,400		Wal-Mart Stores, Inc.	1,899,625

		TOTAL	5,398,550

		Consumer Staples--3.1%
7,700	[1]	Clear Channel Communications, Inc.	388,850
18,800		Coca-Cola Co.	1,177,350
12,000	[1]	Comcast Corp., Class A	461,250
8,400		Dial Corp.	98,700
9,100		Gillette Co.	308,262
9,700		Kimberly-Clark Corp.	678,394
11,300		PepsiCo, Inc.	512,737
24,800		Philip Morris Cos., Inc.	947,050
12,000		Procter & Gamble Co.	898,500
12,408	[1]	Viacom, Inc., Class B	634,359
17,900		Walgreen Co.	797,669
33,100		Walt Disney Co.	957,831

		TOTAL	7,860,952

		Energy--2.9%
15,000		Ashland, Inc.	470,625
9,400		Chevron Corp.	769,625
8,230		Conoco, Inc., Class B	206,264
36,252		Exxon Mobil Corp.	3,190,176
5,000		Halliburton Co.	166,875
20,200		Royal Dutch Petroleum Co., ADR	1,205,687
8,400		Schlumberger Ltd.	520,800
10,800		Texaco, Inc.	627,075

		TOTAL	7,157,127

		Financials--6.0%
19,900		Allstate Corp.	761,175
14,800		American Express Co.	813,075
19,548		American International Group, Inc.	1,894,934
22,918		Bank of America Corp.	915,288
16,350		Chase Manhattan Corp.	602,906
57,566		Citigroup, Inc.	2,867,506
12,000		Fannie Mae	948,000
17,500		First Union Corp.	439,687
14,429		Fleet Boston Financial Corp.	541,087
5,500		Loews Corp.	519,750
12,600		Mellon Financial Corp.	590,625
11,000		Merrill Lynch & Co., Inc.	636,625
15,900		Morgan Stanley, Dean Witter & Co.	1,007,662
7,500		PNC Financial Services Group	498,750
14,700		Post Properties, Inc.	506,231
11,400		Schwab (Charles) Corp.	315,638
23,400		U.S. Bancorp	565,987
14,172		Washington Mutual, Inc.	643,940

		TOTAL	15,068,866

		Health Care--4.5%
15,000		Abbott Laboratories	825,937
9,200	[1]	Amgen, Inc.	585,350
6,100		Baxter International, Inc.	528,031
16,500		Bristol-Myers Squibb Co.	1,143,656
10,300		Johnson & Johnson	1,030,000
9,100		Lilly (Eli) & Co.	852,556
11,100		Medtronic, Inc.	591,075
17,600		Merck & Co., Inc.	1,631,300
47,425		Pfizer, Inc.	2,101,520
20,527		Pharmacia Corp.	1,252,147
13,800		Schering Plough Corp.	773,662

		TOTAL	11,315,234

		Technology--7.9%
3,241	[1]	Agilent Technologies, Inc.	169,140
19,500	[1]	America Online, Inc.	791,895
8,600	[1]	Applied Materials, Inc.	347,762
12,000		Automatic Data Processing, Inc.	792,000
2,040	[1]	Avaya, Inc.	23,842
55,400	[1]	Cisco Systems, Inc.	2,652,275
21,400		Compaq Computer Corp.	460,100
9,700		Computer Associates International, Inc.	253,412
15,000	[1]	Compuware Corp.	103,125
9,900		Corning, Inc.	579,150
22,900	[1]	Dell Computer Corp.	440,825
19,000	[1]	EMC Corp. Mass	1,413,125
6,800		Eastman Kodak Co.	285,600
7,100		Electronic Data Systems Corp.	375,856
14,400		First Data Corp.	737,100
17,000		Hewlett-Packard Co.	537,625
52,400		Intel Corp.	1,994,475
15,400		International Business Machines Corp.	1,439,900
24,490		Lucent Technologies, Inc.	381,126
24,300	[1]	Microsoft Corp.	1,394,213
21,000		Motorola, Inc.	421,313
13,815		Nortel Networks Corp.	521,516
47,200	[1]	Oracle Corp.	1,250,800
6,600	[1]	Qualcomm, Inc.	529,650
14,800	[1]	Sun Microsystems, Inc.	1,125,725
15,200		Texas Instruments, Inc.	567,150
4,200	[1]	Yahoo, Inc.	166,425

		TOTAL	19,755,125

		Transportation--0.3%
13,300		Union Pacific Corp.	618,450

		Utilities--0.4%
8,600		Enron Corp.	556,850
14,000		Reliant Energy, Inc.	549,500

		TOTAL	1,106,350

		TOTAL LARGE-COMPANY STOCKS	81,785,164

		SMALL-COMPANY STOCKS--2.7%
		Basic Materials--0.1%
2,200	[1]	ATMI, Inc.	34,100
1,100	[1]	Cabot Microelectronics Corp.	40,425
3,400		Cambrex Corp.	123,675
4,100	[1]	International Fibercom, Inc.	47,919
3,200		USX-U.S. Steel Group, Inc.	45,600

		TOTAL	291,719

		Capital Goods--0.3%
2,000	[1]	ACT Manufacturing, Inc.	40,375
1,200	[1]	Black Box Corp.	67,050
1,600		Carlisle Cos., Inc.	67,700
2,025	[1]	Dycom Industries, Inc.	75,684
3,100	[1]	Excel Technology, Inc.	56,187
3,600		Federal Signal Corp.	77,175
3,200		Harman International Industries, Inc.	116,800
2,700	[1]	Mastec, Inc.	72,900
3,800		Spartech Corp.	46,312
4,300	[1]	Terex Corp.	55,900
7,600	[1]	Tidel Technologies, Inc.	29,450

		TOTAL	705,533

		Communication Services--0.0%
2,000	[1]	Leap Wireless International, Inc.	62,000

		Consumer Cyclicals--0.4%
4,200	[1]	Abercrombie & Fitch Co., Class A	87,675
3,100		Brunswick Corp.	53,281
1,700		Centex Corp.	60,138
1,700		D. R. Horton, Inc.	31,556
1,100		Ethan Allen Interiors, Inc.	29,906
2,700	[1]	Gentex Corp.	46,913
1,500		Houghton Mifflin Co.	54,938
4,900	[1]	Lear Corp.	107,188
3,800	[1]	Men's Wearhouse, Inc.	88,825
5,200	[1]	O'Reilly Automotive, Inc.	86,450
4,900		Ross Stores, Inc.	75,338
2,300	[1]	Tech Data Corp.	70,438
4,800	[1]	United Rentals, Inc.	74,700
2,400	[1]	Zale Corp.	57,600

		TOTAL	924,946

		Consumer Staples--0.2%
3,400	[1]	Charles River Laboratories International, Inc.	72,675
600	[1]	Constellation Brands, Inc., Class A	29,400
1,300	[1]	Outback Steakhouse, Inc.	35,344
3,600	[1]	Patterson Dental Co.	107,100
4,325	[1]	Tetra Tech, Inc.	151,105
2,300	[1]	Valassis Communications, Inc.	64,256
1,600	[1]	XM Satellite Radio Holdings, Inc., Class A	21,000

		TOTAL	480,880

		Energy--0.1%
800	[1]	Atwood Oceanics, Inc.	25,250
3,600	[1]	Global Industries Ltd.	36,450
2,700	[1]	Newfield Exploration Co.	98,550
8,500	[1]	Petroleum Geo-Services, ADR	94,031
2,400	[1]	Pride International, Inc.	45,450
1,900	[1]	Varco International, Inc. - New	30,044

		TOTAL	329,775

		Financials--0.4%
2,300		Associated Banc Corp.	57,069
1,600		Astoria Financial Corp.	71,600
1,680		Commerce Bancshares, Inc.	63,420
3,100		Compass Bancshares, Inc.	61,225
3,200		Eaton Vance Corp.	73,200
2,000		Greater Bay Bancorp	66,375
2,900	[1]	Intercept Group, Inc. (The)	64,888
2,400		Jefferies Group, Inc.	60,000
1,600		Metris Cos., Inc.	38,700
4,400		Mutual Risk Management Ltd.	70,400
3,000		National Commerce Bancorporation	66,000
2,700		Protective Life Corp.	64,800
2,300		Provident Financial Group, Inc.	72,594
2,010		Southwest Securities Group, Inc.	40,326
2,200		Webster Financial Corp. Waterbury	51,288

		TOTAL	921,885

		Health Care--0.3%
5,000	[1]	Advance Paradigm, Inc.	165,625
1,200	[1]	Celgene Corp.	68,475
1,000	[1]	Cephalon, Inc.	46,250
2,000	[1]	Cima Labs, Inc.	107,500
1,500	[1]	Cubist Pharmaceuticals, Inc.	48,750
2,000	[1]	CuraGen Corp.	67,875
2,300	[1]	INAMED Corp.	65,550
2,609	[1]	King Pharmaceuticals, Inc.	127,189
2,300	[1]	Lexicon Genetics, Inc.	30,331
940	[1]	Medimmune, Inc.	49,996
1,100	[1]	Rosetta Inpharmatics, Inc.	22,963
700	[1]	Techne Corp.	62,300

		TOTAL	862,804

		Technology--0.7%
2,900		APW Ltd.	112,013
500	[1]	Aether Systems, Inc.	28,313
3,200	[1]	Airnet Communications Corp.	26,200
1,600	[1]	Applied Micro Circuits Corp.	77,500
1,600	[1]	AudioCodes Ltd.	26,400
1,400	[1]	Avanex Corp.	65,100
1,200	[1]	Clarent Corp.	14,400
900	[1]	Comverse Technology, Inc.	77,569
600	[1]	Cree Research, Inc.	33,675
1,200	[1]	Digex, Inc.	25,425
900	[1]	E.piphany, Inc.	35,297
1,000	[1]	F5 Networks, Inc.	24,875
3,400		FactSet Research Systems	109,140
1,000	[1]	GlobeSpan, Inc.	31,313
7,400	[1]	GoAmerica, Inc.	37,925
1,300		Henry Jack & Associates, Inc.	69,713
5,200	[1]	iGATE Capital Corp.	20,800
3,100	[1]	InFocus Corp.	96,100
400		Inrange Technologies Corp.	5,200
1,500	[1]	Kana Communications, Inc.	18,938
2,600	[1]	MCK Communications, Inc.	15,113
900	[1]	Mercury Interactive Corp.	60,581
1,700	[1]	Micrel, Inc.	48,875
1,700	[1]	Netro Corp.	16,363
700	[1]	Network Engines, Inc.	4,113
3,800	[1]	Oak Technology, Inc.	46,075
1,650	[1]	Orbotech, Ltd.	73,425
577	[1]	PMC-Sierra, Inc.	53,192
1,600	[1]	Pericom Semiconductor Corp.	25,000
800	[1]	Pixelworks, Inc.	19,250
2,582	[1]	QLogic Corp.	208,981
2,900	[1]	REMEC, Inc.	39,331
7,600	[1]	Radview Software Ltd.	20,900
2,200	[1]	Semtech Corp.	48,263
700	[1]	Sycamore Networks, Inc.	29,006
800	[1]	Tibco Software, Inc.	27,700
2,100	[1]	Vignette Corp.	33,075
1,600	[1]	Virata Corp.	22,800
1,000	[1]	Vitesse Semiconductor Corp.	43,125
2,700	[1]	WebTrends Corp.	68,344

		TOTAL	1,839,408

		Transportation--0.1%
6,000	[1]	Cheap Tickets, Inc.	42,938
900	[1]	EGL, Inc.	30,881
2,600		USFreightways Corp.	67,925
3,100	[1]	Yellow Corp.	56,188

		TOTAL	197,932

		Utilities--0.1%
2,100		Avista Corp.	42,919
1,100		NICOR, Inc.	42,419
2,100		OGE Energy Corp.	46,463
2,900		Utilicorp United, Inc.	85,550

		TOTAL	217,351

		TOTAL SMALL-COMPANY STOCKS	6,834,233

		FOREIGN EQUITY--12.0%
		Australia--0.3%
13,000		Broken Hill Proprietary Co., Ltd.	133,275
69,000		Fosters Brewing Group	170,142
15,594		News Corp., Ltd.	138,742
4,700		News Corp. Ltd., ADR	163,913
135,800		PowerLan Ltd.	67,930

		TOTAL	674,002

		Brazil--0.0%
4,100		Unibanco Uniao de Bancos Brasileiros SA, GDR	91,225

		Canada--0.6%
2,100	[1]	Anderson Exploration Ltd.	38,499
2,200		Barrick Gold Corp.	33,097
16,958		Bombardier, Inc., Class B	246,280
2,298	[1]	C-MAC Industries	95,033
1,368	[1]	Celestica, Inc.	71,986
6,700		Descartes Systems Group Inc. (Legend)	162,318
6,429		Manulife Financial Corp.	166,848
7,533		Nortel Networks Corp.	282,579
9,750		Quebecor World, Inc.	222,240
7,592		Talisman Energy, Inc.	230,652

		TOTAL	1,549,532

		Denmark--0.4%
2,908		Carlsberg AS, Class B	143,104
13,062		GN Store Nord AS	182,783
2,291		Novo Nordisk, Class B	443,485
2,855	[1]	Novozymes AS, Class B	52,603
3,800		Tele Danmark AS	152,879

		TOTAL	974,854

		France--1.8%
2,788		AXA	390,336
7,036		Alcatel	348,755
11,604		Alstom	272,453
4,350		Aventis SA	341,016
11,250		Bouygues SA	494,042
1,266		Cap Gemini SA	174,935
3,540		Carrefour SA	213,178
2,550		Casino Guichard Perrachon	244,810
861		Eridania Beghin-Say	86,103
2,835		France Telecommunications SA	237,903
28,600		iShares MSCI France Index Fund	654,225
1,700		Pinault-Printemps-Redoute SA	307,491
2,000		Suez Lyonnaise des Eaux	338,622
700		Thomson-CSF	30,436
1,371		Total Fina SA, Class B	195,882
6,111	[1]	Vivendi Environment	252,421

		TOTAL	4,582,608

		Germany, Federal Republic Of--1.0%
3,600		Adidas AG	204,269
900		Allianz AG Holding	310,395
6,395		Deutsche Post AG	123,456
6,395		Dresdner Bank AG, Frankfurt	236,124
1,880		Ergo Versicherungs Gruppe	261,739
2,584		Henkel KGAA, Pfd.	155,518
25,700		iShares MSCI Germany Index Fund	467,419
1,212		Muenchener Rueckversicherungs-Gesellschaft AG - REG	393,863
5,045		Schering AG	274,985
8,980	[1]	Thyssen Krupp AG	114,871

		TOTAL	2,542,639

		Hong Kong--0.5%
42,000		Cathay Pacific Airways	74,578
22,700		Cheung Kong	255,380
5,156	[1]	China Mobile Hong Kong Ltd., ADR	136,634
221,000		Computer and Technologies Holdings Ltd.	133,169
38,000		Dah Sing Financial Group	167,106
87,700	[1]	MTR Corp. Ltd.	134,363
22,900		Television Broadcasts Ltd.	124,191
55,500		Wing Hang Bank Ltd.	181,802

		TOTAL	1,207,223

		Ireland--0.1%
4,900	[1]	Elan Corp. PLC, ADR	264,294

		Israel--0.1%
2,159	[1]	Card-Guard Scientific Survival Ltd.	126,803
1,600	[1]	Geo Interactive Media Group PLC	11,939

		TOTAL	138,742

		Italy--0.3%
45,400		Arnoldo Mondadori Editore	456,387
12,200		iShares MSCI Italy Index Fund	276,025

		TOTAL	732,412

		Japan--1.8%
18,000		Amada Co.	146,856
900		Bandai Co., Ltd.	36,024
5,300		Capcom Co., Ltd.	189,687
4,600		Familymart Co.	118,188
128,000		iShares MSCI Japan Index Fund	1,512,000
7,100		Katokichi Co.	183,061
1,800		Konami Co., Ltd.	120,892
1,400		Kyocera Corp.	183,007
77,600		Mitsubishi Heavy Industries Ltd.	338,593
8		NTT DoCoMo, Inc.	204,102
20,100		Nikko Securities Co., Ltd.	153,842
4,000		Nippon Electric Glass Co., Ltd.	100,609
26		Nippon Telegraph & Telephone Corp.	223,845
26,000		Rengo Co., Ltd.	102,664
3,600		Sony Corp.	271,318
10,000		Sumitomo Electric Industries Ltd.	170,836
3,200		Takeda Chemical Industries Ltd.	197,899
10,100		Tokyo Electric Power Co.	238,558

		TOTAL	4,491,981

		Korea, Republic Of--0.0%
22,146		Korea Data Systems	46,551

		Mexico--0.1%
5,900		Telefonos de Mexico, Class L, ADR	276,563

		Netherlands--0.5%
15,900		iShares MSCI Netherlands Index Fund	347,813
4,078		Koninklijke Ahold NV	130,643
1,600		Koninklijke Luchtvaart Maatschapppij NV (KLM)	30,262
4,966		Koninklijke (Royal) Philips Electronics NV	164,144
2,501		Unilever NV	154,198
4,900		Unique International NV	104,395
3,108		Van der Moolen Holding NV	247,569
7,850		Vendex International A	109,973

		TOTAL	1,288,997

		Norway--0.1%
3,468		Smedvig ASA, Class A	26,159
10,600		Smedvig ASA, Class B	72,532
7,700		Tomra Systems ASA	138,565

		TOTAL	237,256

		Portugal--0.4%
50,000		Banco Comercial Portugues	249,575
21,000		Banco Pinto & Sotto Mayor	467,862
17,500		Telecel - Comunicacoes Pessoais SA	180,029

		TOTAL	897,466

		Singapore--0.3%
114,000		Delgro Corporation Ltd.	308,055
18,300		Singapore Press Holdings Ltd.	284,813
26,000		United Overseas Bank	186,762

		TOTAL	779,630

		Spain--0.5%
13,882		Altadis	201,478
87		Banco Santander Central Hispano, SA	771
4,200		Endesa SA	67,897
2,550		Grupo Empresarial Ence SA	36,012
5,751		Corporacion Mapfre SA	105,022
23,158		Telefonica SA	363,494
29,000		Union Electrica Fenosa	518,995

		TOTAL	1,293,669

		Sweden--0.1%
132,000		Rotternos AB	103,156
21,270		Telefonaktiebolaget LM Ericsson	242,450

		TOTAL	345,606

		Switzerland--0.6%
2,171	[1]	ABB Ltd.	197,511
230		Clariant AG	68,072
25,800		iShares MSCI Switzerland Index Fund	395,063
240	[1]	Kudelski SA	279,150
862		Zurich Financial Services AG	464,578

		TOTAL	1,404,374

		United Kingdom--2.5%
22,812		Arriva PLC	84,950
32,890		BAA PLC	280,957
39,075		British Aerospace PLC	201,052
21,427		British American Tobacco PLC	152,581
66,775		British Energy PLC	241,548
11,893		British Telecommunication PLC	102,946
10,657		CMG PLC	133,297
15,403		Cable & Wireless PLC	190,908
22,472		Cadbury Schweppes PLC	156,988
29,709		Diageo PLC	309,101
22,768		EMAP PLC	252,418
7,780	[1]	Eidos PLC	22,448
70,422	[1]	Energis PLC	449,924
76,156		Invensys PLC	185,639
73,700		iShares MSCI United Kingdom Index Fund	1,271,325
30,565		Misys PLC	215,915
19,869		Railtrack Group PLC	267,441
21,643		Reckitt Benckiser PLC	275,630
74,600		Rentokil Initial PLC	205,704
79,389		Rolls-Royce PLC	230,193
15,396		Royal Bank of Scotland PLC, Edinburgh	317,305
24,600	[1]	Royal Bank of Scotland PLC, Edinburgh - Addl. Value Shs.	28,322
7,075	[1]	Shire Pharmaceuticals Group PLC	111,723
9,558		Smithkline Beecham PLC	124,917
67,552		Vodafone Group PLC	231,636
38,199		Whitbread PLC	303,640

		TOTAL	6,348,508

		TOTAL FOREIGN EQUITY	30,168,132

Principal Amount			Value in U.S. Dollars
		FUTURES CONTRACTS COLLATERAL[3]--12.1%
$30,500,000		United States Treasury Bill, 12/14/2000	30,443,270

		TOTAL STOCKS (IDENTIFIED COST $134,903,001)	149,230,799

		BONDS--40.3%
		TREASURY AND GOVERNMENT SECURITIES--13.2%
		Repurchase Agreement[4]--3.8%
9,580,000		Societe Generale Securities Corp., 6.510%, dated 11/30/2000, due 12/1/2000	9,580,000

		U.S. Treasury Securities--9.4%
4,858,000		United States Treasury Bond, 6.125%, 11/15/2027	5,120,915
4,800,000		United States Treasury Bond, 8.875%, 8/15/2017	6,399,936
493,000		United States Treasury Note, 5.750%, 8/15/2003	495,504
3,945,000		United States Treasury Note, 6.000%, 8/15/2009	4,078,065
675,000		United States Treasury Note, 6.250%, 2/15/2003	683,802
6,405,000		United States Treasury Note, 6.500%, 10/15/2006	6,719,614

		TOTAL	23,497,836

		TOTAL TREASURY AND GOVERNMENT SECURITIES	33,077,836

		MUTUAL FUNDS--14.5%
706,027		High Yield Bond Portfolio	4,935,131
3,212,669		Federated Mortgage Core Portfolio	31,514,152

		TOTAL MUTUAL FUNDS	36,449,283

		INVESTMENT GRADE BONDS--9.7%
		Air Transportation--0.3%
695,000		Delta Air Lines, Inc., Sr. Note, 6.650%, 3/15/2004	664,378

		Automotive--0.2%
205,000		Arvin Capital, Inc., Company Guarantee, 9.500%, 2/1/2027	190,716
300,000		Hertz Corp., Sr. Note, 7.625%, 8/15/2007	301,905

		TOTAL	492,621

		Banking--0.8%
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	87,459
330,000	[2]	Den Danske Bank, Note, 7.400% 6/15/2010	327,165
650,000		National Bank of Canada, Sub. Note, 8.125%, 8/15/2004	683,300
500,000		Santander Finance Issuances, Bank Guarantee, 7.875%, 4/15/2005	511,240
330,000	[2]	Swedbank, Sub. Note, 7.500%, 11/01/2006	318,752

		TOTAL	1,927,916

		Broadcast Radio & TV--0.2%
500,000		Clear Channel Communications, Sr. Note, 7.650%, 9/15/2010	495,975

		Cable Television--0.8%
960,000		Continental Cablevision, Sr. Deb., 9.500%, 8/1/2013	1,047,197
1,020,000		Cox Communications Inc., MTN, 6.690%, 9/20/2004	1,003,007

		TOTAL	2,050,204

		Chemicals & Plastics--0.2%
500,000	[2]	Bayer Corp., Deb., 6.500%, 10/1/2002	500,710

		Education--0.2%
500,000		Boston University, MTN, 7.625%, 7/15/2097	456,515

		Electronics--0.3%
700,000		Anixter International., Inc., Company Guarantee, 8.000%, 9/15/2003	691,439

		Finance - Automotive--0.3%
50,000		Ford Motor Credit Corp., Unsecd. Note, 7.250%, 1/15/2003	50,284
300,000		Ford Motor Credit Corp., Note, 6.125%, 4/28/2003	294,627
470,000		General Motors Acceptance, Sr. Note, 5.750%, 11/10/2003	458,701

		TOTAL	803,612

		Financial Intermediaries--1.1%
400,000		Amvescap PLC, Sr. Note, 6.600%, 5/15/2005	386,432
600,000		Capital One Financial, Note, 7.125%, 8/01/2008	526,476
450,000		Donaldson Lufkin Jenrette, Inc., Sr. Note, 6.875%, 11/1/2005	444,047
300,000		Lehman Brothers Holdings, Bond, 6.200%, 1/15/2002	296,700
250,000		Lehman Brothers Holdings, Note, 6.900%, 1/29/2001	249,898
300,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	295,794
525,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	520,753
150,000		Salomon, Inc., Note, 7.200%, 2/1/2004	150,911

		TOTAL	2,871,011

		Financial Services--0.4%
550,000		General Electric Capital Corp., Note, 7.000%, 3/01/2002	553,878
550,000		Morgan Stanley, Dean Witter & Co., Unsecd. Note, 6.875%, 3/01/2003	551,749

		TOTAL	1,105,627

		Food & Drug Retailers--0.5%
450,000		Kroger Co., Company Guarantee, 7.250%, 6/01/2009	445,158
175,000		Meyer (Fred), Inc., Company Guarantee, 7.450%, 3/01/2008	175,716
540,000		Safeway, Inc., Note, 7.250%, 9/15/2004	543,424

		TOTAL	1,164,298

		Forest Products--0.3%
180,000		Fort James Corp., MTN, 7.650%, 12/26/2000	179,986
450,000		Quno Corp., Sr. Note, 9.125%, 5/15/2005	479,817

		TOTAL	659,803

		Insurance--0.6%
450,000		Conseco, Inc., Sr. Sub. Note, 10.250%, 6/01/2002	330,750
465,000		Geico Corp., Deb., 9.150%, 9/15/2021	491,017
450,000		Provident Cos., Inc., Bond, 7.405%, 3/15/2038	337,775
250,000	[2]	USF&G Capital, Company Guarantee 8.312%, 7/1/2046	237,185

		TOTAL	1,396,727

		Leisure & Entertainment--0.2%
450,000		International Speedway Corp., Company Guarantee 7.875%, 10/15/2004	446,036
100,000		Viacom, Inc., Sr. Deb., 8.250%, 8/01/2022	97,994

		TOTAL	544,030

		Metals & Mining--0.2%
275,000		Barrick Gold Corp., Deb., 7.500%, 5/1/2007	275,957
250,000		Santa Fe Pacific Gold, Note, 8.375%, 7/01/2005	252,588

		TOTAL	528,545

		Oil & Gas--0.4%
500,000		Apache Finance Pty Ltd., Company Guarantee, 7.000%, 3/15/2009	497,670
300,000		Occidental Petroleum Corp., Sr. Note, 6.750%, 11/15/2002	300,150
300,000	[2]	Yosemite Trust, Bond, 8.250%, 11/15/2004	307,986

		TOTAL	1,105,806

		Printing & Publishing--0.3%
400,000		Harcourt General, Inc., Sr. Note, 6.700%, 8/01/2007	374,440
360,000		News America Holdings, Sr. Note, 8.500%, 2/15/2005	375,188

		TOTAL	749,628

		Real Estate--0.0%
100,000		SUSA Partnership, LP, Deb., 7.500%, 12/1/2027	82,323

		Retailers--0.2%
450,000		Target Corp., Note, 7.500%, 2/15/2005	461,660

		Sovereign--0.5%
535,000		Colombia, Government of, Note, 7.250%, 2/15/2003	494,875
800,000	[2]	Korea Development Bank, 7.625%, 10/01/2002	800,874

		TOTAL	1,295,749

		Technology Services--0.5%
500,000		Dell Computer Corp., Deb., 7.100%, 4/15/2028	447,815
48,000,000		International Business Machines Corp., Note, 0.900%, 4/14/2003	434,239
275,000		Unisys Corp., Sr. Note, 11.750%, 10/15/2004	287,375

		TOTAL	1,169,429

		Telecommunications & Cellular--0.9%
800,000		BellSouth Telecommunications, Note, 6.000%, 6/15/2002	791,392
500,000		Deutsche Telekom AG, Global Bond, 7.750%, 6/15/2005	508,975
330,000		Sprint Capital Corp., 5.875%, 5/01/2004	316,018
540,000		Telecom de Puerto Rico, Note, 6.650%, 5/15/2006	522,682

		TOTAL	1,169,429

		Utilities--0.3%
800,000	[2]	Israel Electric Corp., Ltd., Note, 8.250%, 10/15/2009	793,304

		TOTAL INVESTMENT GRADE BONDS	24,150,377

Foreign Currency Par Amount			Value in U.S. Dollars
		FOREIGN BONDS--3.0%
		Austrian Schilling--0.1%
100,000		Austria, Government of, Bond, 5.500%, 1/15/2010	88,241

		Belgian Franc--0.1%
218,708		Belgium, Government of, Bond, 6.500%, 3/31/2005	200,290

		British Pound--0.2%
160,000		United Kingdom, Government of, Bond, 6.500%, 12/07/2003	234,239
130,000		United Kingdom, Government of, Bond, 7.000%, 6/07/2002	188,822

		TOTAL	423,061

		Canadian Dollar--0.5%
219,000		Canada, Government of, Deb., 6.500%, 6/1/2004	146,813
400,000		Ontario Hydro, 9.000%, 6/24/2002	272,204
87,000,000		Ontario, Province of, Note, Series EMTN, 1.875%, 1/25/2010	796,160

		TOTAL	1,215,177

		Danish Krone--0.1%
2,100,000		Denmark, Government of, Bond, 6.000%, 11/15/2009	256,347

		Deutsche Mark--0.3%
43,000,000		DSL Bank, Note, 2.600%, 7/10/2002	400,256
410,000		Germany, Government of, 4.750%, 7/04/2028	320,062

		TOTAL	720,318

		Finland Markka--0.1%
300,000		Finland, Government of, Bond, 5.750%, 2/23/2011	271,551

		Greek Drachma--0.1%
133,800,000		Greece, Government of, Floating Rate Note, 10/23/2003	354,001

		Hungarian Forint--0.0%
25,000,000		Hungary, Government of, Bond, 14.000%, 12/12/2002	85,844
21,000,000		Hungary, Government of, Bond, Series 02/I, 12.500%, 9/24/2002	70,124

		TOTAL	155,968

		Irish Pound--0.1%
360,000		Ireland, Government of, 3.500%, 10/18/2005	293,455

		Italian Lira--0.4%
52,000,000		Italy, Government of, Bond, 1.800%, 2/23/2010	474,983
585,000		Italy, Government of, Bond, 4.750%, 7/01/2005	502,255

		TOTAL	977,238

		Netherlands Guilder--0.2%
350,000		Netherlands, Government of, 5.500%, 1/15/2028	304,177
375,000		Netherlands, Government of, 5.750%, 1/15/2004	333,274

		TOTAL	637,451

		Norwegian Krone--0.2%
42,000,000		Eksportfinans, Bond, 1.800%, 6/21/2010	383,503
1,200,000		Norway, Government of, Bond, 7.000%, 5/31/2001	129,012

		TOTAL	512,515

		Polish Zloty--0.1%
850,000		Poland, Government of, Series 0604, 10.000%, 6/12/2004	159,037

		Portugese Escutos--0.1%
330,000		Portugal, Government of, Ot's, 6.625%, 2/23/2007	306,789

		South African Rand--0.1%
1,250,000		South Africa, Government of, 13.500%, 9/15/2015	164,365

		Spanish Peseta--0.3%
405,000		Spain, Government of, Bond, 4.250%, 7/30/2002	348,314
380,000		Spain, Government of, Bond, 6.150%, 1/31/2013	350,319

		TOTAL	698,633

		TOTAL FOREIGN BONDS	7,434,437

		TOTAL BONDS (IDENTIFIED COST $102,794,573)	101,111,933

		TOTAL INVESTMENTS (IDENTIFIED COST $237,697,574)[5]	$250,342,732

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At November 30, 2000, these securities amounted to $3,466,005 which represents 1.4% of net assets.

3 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts was $26,189,600 at November 30, 2000.

4 The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

5 The cost of investments for federal tax purposes amounts to $238,740,729. The net unrealized appreciation of investments on a federal tax basis amounts to $11,602,003 which is comprised of $27,740,078 appreciation and $16,138,075 depreciation at November 30, 2000.

Note: The categories of investments are shown as a percentage of net assets ($251,090,886) at November 30, 2000.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depositary Receipt
MTN	--Medium Term Note
PCs	--Participation Certificates

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2000
Assets:
Total investments in securities, at value (identified cost $237,697,574)		$250,342,732
Cash		505
Cash denominated in foreign currency (identified cost $163,150)		167,594
Income receivable		1,122,885
Receivable for investments sold		875,604
Receivable for shares sold		149,472
Net receivable for foreign currency exchange contracts		140

TOTAL ASSETS		252,658,932

Liabilities:
Payable for investments purchased	$657,359
Payable for daily variation margin	224,250
Payable for shares redeemed	548,735
Accrued expenses	137,702

TOTAL LIABILITIES		1,568,046

Net Assets for 20,391,737 shares outstanding		$251,090,886
Net Assets Consist of:
Paid in capital		$228,812,249
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		9,133,877
Accumulated net realized gain on investments, foreign currency transactions and futures contracts		13,140,265
Undistributed net investment income		4,495

TOTAL NET ASSETS		$251,090,886

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$161,365,665 ÷ 13,088,905 shares outstanding		$12.33

Select Shares:
$89,725,221 ÷ 7,302,832 shares outstanding		$12.29

See Notes which are an integral part of the Financial Statements

Statement of Operations

NOVEMBER 30, 2000
Investment Income:
Dividends (net of foreign taxes withheld of $53,588)			$4,658,174
Interest (net of foreign taxes withheld of $2,207)			6,065,553

TOTAL INCOME			10,723,727

Expenses:
Investment adviser fee		$2,031,543
Administrative personnel and services fee		203,970
Custodian fees		107,667
Transfer and dividend disbursing agent fees and expenses		165,395
Directors'/Trustees' fees		5,592
Auditing fees		15,416
Legal fees		3,327
Portfolio accounting fees		144,588
Distribution services fee--Select Shares		741,160
Shareholder services fee--Institutional Shares		430,128
Shareholder services fee--Select Shares		247,053
Share registration costs		22,492
Printing and postage		37,440
Insurance premiums		1,806
Miscellaneous		12,196

TOTAL EXPENSES		4,169,773

Waivers:
Waiver of distribution services fee--Select Shares	$(247,053)
Waiver of shareholder services fee--Institutional Shares	(344,102)

TOTAL WAIVERS AND EXPENSE REDUCTIONS		(591,155)

Net expenses			3,578,618

Net investment income			7,145,109

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (net of foreign capital gain taxes withheld of $3,429)			10,588,804
Net realized gain on futures contracts			1,985,238
Net realized gain on capital gain distributions from other investment companies			21,066
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			(26,003,908)

Net realized and unrealized loss on investments, foreign currency transactions and futures contracts			(13,408,800)

Change in net assets resulting from operations			$(6,263,691)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,145,109	$6,507,283
Net realized gain on investments, foreign currency transactions and futures contracts	12,574,042	13,508,691
Net realized gain on capital gain distributions from other investment companies	21,066	65,673
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	(26,003,908)	7,099,118

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(6,263,691)	27,180,765

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,458,873)	(4,669,273)
Select Shares	(1,888,320)	(1,813,373)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts
Institutional Shares	(7,681,265)	(7,963,532)
Select Shares	(4,407,740)	(4,086,575)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,436,198)	(18,532,753)

Share Transactions:
Proceeds from sale of shares	114,123,287	105,170,271
Net asset value of shares issued to shareholders in payment of distributions declared	14,705,281	14,641,151
Cost of shares redeemed	(117,563,649)	(126,035,411)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	11,264,919	(6,223,989)

Change in net assets	(13,434,970)	2,424,023

Net Assets:
Beginning of period	264,525,856	262,101,833

End of period (including undistributed net investment income of $4,495 and $835,671, respectively)	$251,090,886	$264,525,856

See Notes which are an integral part of the Financial Statements

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$13.55	$13.15	$13.10	$12.23	$11.52
Income From Investment Operations:
Net investment income	0.39 [2]	0.35	0.35	0.38	0.41
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.64)	1.00	0.92	1.19	0.97

TOTAL FROM INVESTMENT OPERATIONS	(0.25)	1.35	1.27	1.57	1.38

Less Distributions:
Distributions from net investment income	(0.36)	(0.35)	(0.34)	(0.40)	(0.44)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.61)	(0.60)	(0.88)	(0.30)	(0.23)

TOTAL DISTRIBUTIONS	(0.97)	(0.95)	(1.22)	(0.70)	(0.67)

Net Asset Value, End of Period	$12.33	$13.55	$13.15	$13.10	$12.23

Total Return[3]	(2.19%)	11.00%	10.56%	13.39%	12.54%

Ratios to Average Net Assets:
Expenses	1.07%	1.06%	1.07%	1.05%	1.05%
Net investment income	2.89%	2.69%	2.67%	3.07%	3.77%
Expense waiver/reimbursement[4]	0.20%	0.20%	0.20%	0.26%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$161,366	$168,702	$173,514	$163,519	$136,255
Portfolio turnover	72%	113%	111%	136%	95%

1 For the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Select Shares

(For a Share Outstanding Throughout Each Period)
Year Ended November 30	2000	1999 [1]	1998	1997	1996
Net Asset Value, Beginning of Period	$13.51	$13.11	$13.06	$12.20	$11.50
Income from Investment Operations:
Net investment income	0.30 [2]	0.26	0.26	0.30	0.36
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(0.64)	1.00	0.92	1.18	0.94

TOTAL FROM INVESTMENT OPERATIONS	(0.34)	1.26	1.18	1.48	1.30

Less Distributions:
Distributions from net investment income	(0.27)	(0.26)	(0.25)	(0.32)	(0.37)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	(0.61)	(0.60)	(0.88)	(0.30)	(0.23)

TOTAL DISTRIBUTIONS	(0.88)	(0.86)	(1.13)	(0.62)	(0.60)

Net Asset Value, End of Period	$12.29	$13.51	$13.11	$13.06	$12.20

Total Return[3]	(2.87%)	10.26%	9.80%	12.56%	11.75%

Ratios to Average Net Assets:
Expenses	1.77%	1.76%	1.77%	1.75%	1.75%
Net investment income	2.19%	1.99%	2.00%	2.37%	3.06%
Expense waiver/reimbursement[4]	0.25%	0.25%	0.25%	0.31%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$89,725	$95,824	$88,588	$72,746	$60,208
Portfolio turnover	72%	113%	111%	136%	95%

1 For the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. Each of the previous years was audited by other auditors.

2 Based on average shares outstanding.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2000

ORGANIZATION

Federated Managed Allocation Portfolios (formerly known as Managed Series Trust) (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Moderate Growth Portfolio (formerly Federated Managed Growth Fund) (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation with income as a secondary objective.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

Effective January 31, 2000, the Trust changed its name from Managed Series Trust to Federated Managed Allocation Portfolios and the Fund changed its name as set forth above.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value.

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate share class expenses.

Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distributions do not represent a return of capital for federal income tax purposes.

The Fund will adopt the provisions of the Audit and Accounting Guide for Investment Companies (AICPA), as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund will begin amortizing premiums and discounts on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Fund.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Accumulated Net Realized Gain	Undistributed Net Investment Income	Paid In Capital
$1,608,266	$(1,629,092)	$20,826

Net investment income, net realized gains/losses and net assets were not affected by this reclassification.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the year ended November 30, 2000, the Fund had net realized gains of $1,985,238 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At November 30, 2000, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation
December 2000	48 S&P 500 Index Futures	Long	$(1,361,596)
December 2000	46 Russell 2000 Index Futures	Long	(2,143,600)

NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS			$(3,505,196)

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At November 30, 2000, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/1/2000	18,612 British Pound Sterling	$26,467	$26,455	$(12)
12/4/2000	24,325 British Pound Sterling	34,591	34,575	(16)
12/6/2000	29,140 British Pound Sterling	41,372	41,418	46
Contracts Sold:
12/4/2000	10,297 Euro Currency	8,949	8,954	(5)
12/5/2000	27,200 British Pound Sterling	38,788	38,661	127

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS:				$140

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Dollar Roll Transactions

The Fund may enter into dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. For the year ended November 30, 2000, there were no open dollar roll transactions.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

Year Ended November 30	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,403,456	$85,473,824	6,036,374	$79,200,918
Shares issued to shareholders in payment of distributions declared	677,082	8,903,889	725,753	9,138,768
Shares redeemed	(6,441,376)	(85,944,580)	(7,512,230)	(98,734,110)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	639,162	$8,433,133	(750,103)	$(10,394,424)

Year Ended November 30	2000		1999
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	2,158,907	$28,649,463	1,984,608	$25,969,353
Shares issued to shareholders in payment of distributions declared	442,605	5,801,392	438,611	5,502,383
Shares redeemed	(2,393,307)	(31,619,069)	(2,088,033)	(27,301,301)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	208,205	$2,831,786	335,186	$4,170,435

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	847,367	$11,264,919	(414,917)	$(6,223,989)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and the Federated Global Investment Management Corp. (the "Sub-Adviser"), the Sub-Adviser receives an allocable portion of the Fund's adviser fee. Such allocation is based on the amount of foreign securities which the Sub-Adviser manages for the Fund. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the year ended November 30, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment adviser), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $13,018,038 and $12,049,219, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term securities (and in-kind contributions), for the year ended November 30, 2000, were as follows:

Purchases	$172,106,013
Sales	$177,222,044

Purchases and sales of long-term U.S. government securities for the year ended November 30, 2000 were $10,144,091 and $8,365,135, respectively.

CONCENTRATION OF CREDIT RISK (UNAUDITED)

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At November 30, 2000, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Agency	0.1%	Materials	0.3%
Banking	1.5	Media	0.7
Capital Goods	1.0	Metals & Mining	0.1
Commercial Services & Supplies	0.1	Oil & Gas	0.2
Communications Equipment	0.2	Oil & Gas (Drilling & Equip)	0.0
Consumer Durables & Apparel	0.2	Oil (Int'l Integrated)	0.5
Diversified Financials	0.2	Pharmaceuticals & Biotechnology	0.7
Energy	0.5	Real Estate	0.1
Finance	0.2	Retailing	0.2
Financial Intermediaries	0.3	Software & Services	0.5
Food & Drug Retailing	0.3	Sovereign	2.8
Food Beverage & Tobacco	0.6	Sovereign Government	0.3
Forest Products	0.2	Technology Hardware & Equipment	0.7
Health Care Equipment & Services	0.1	Telecommunication Services	1.5
Hotels Restaurants & Leisure	0.1	Transportation	0.5
Household & Personal Products	0.1	Utilities	0.8
Insurance	0.9

FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Fund hereby designates $6,727,126 as capital gain dividends for the year ended November 30, 2000.

Independent Auditors' Report

TO THE BOARD OF TRUSTEES OF FEDERATED MANAGED ALLOCATION PORTFOLIOS AND SHAREHOLDERS OF FEDERATED MANAGED MODERATE GROWTH PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Managed Moderate Growth Portfolio (the "Fund") as of November 30, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for the years ended November 30, 2000 and 1999, and the financial highlights for the years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the periods in the three years ended November 30, 1998 were audited by other auditors whose report, dated January 15, 1999, expressed an unqualified opinion on those highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Federated Managed Moderate Growth Portfolio as of November 30, 2000, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 12, 2001

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE
 Chairman

J. CHRISTOPHER DONAHUE
 President

EDWARD C. GONZALES
 Executive Vice President

JOHN W. MCGONIGLE
 Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
 Treasurer

C. GRANT ANDERSON
 Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the funds' prospectuses which contain facts concerning each fund's objectives and policies, management fees, expenses, and other information.

[Graphic Representation Omitted--See Appendix]

Federated Managed Moderate Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Cusip 314212606
Cusip 314212507

G00871-01 (1/01)

Federated is a registered mark of Federated Investors, Inc. 2001 ©Federated Investors, Inc.

A.1.  The graphic presentation here displayed consists of a line graph.  The corresponding components of the line graph are listed underneath.  The
      Institutional Shares of Federated Managed Conservative Growth Portfolio
      (the "Fund") is represented by a solid line. The Lehman Brothers
      Government/Corporate Total Index ("LBGCT")is represented by a dotted line and the Managed Conservative Growth Indices Blend ("MCGIB") is
      represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Shares of the Fund, the LBGCT and the MCGIB. The
      "x" axis reflects computation periods from 5/25/1994 to 11/30/2000. The
      "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's
      Institutional Shares as compared to the LBGCT and the MCGIB. The ending values were $42,067, $39,816 and $48,425, respectively.

A.2.  The graphic presentation here displayed consists of a line graph.  The corresponding components of the line graph are listed underneath.  The
      Select Shares of Federated Managed Conservative Growth Portfolio (the
      "Fund") is represented by a solid line. The Lehman Brothers
      Government/Corporate Total Index ("LBGCT")is represented by a dotted line and the Managed Conservative Growth Indices Blend ("MCGIB") is
      represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Select Shares of the Fund, the LBGCT and the MCGIB. The "x" axis reflects computation periods from 5/25/1994 to 11/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Select Shares as compared to the LBGCT and the MCGIB. The ending values were $16,089,
      $15,926 and $19,370, respectively.

A.1.  The graphic presentation here displayed consists of a line graph.  The corresponding components of the line graph are listed underneath.  The
      Institutional Shares of Federated Managed Growth Portfolio (the "Fund")
      is represented by a solid line. Standard & Poor's 500 Index (the "S&P
      500") is represented by a dotted line and the Managed Growth Indices
      Blend ("MGIB") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the Institutional Shares of the Fund, the
      S&P 500 and the MGIB. The "x" axis reflects computation periods from
      5/25/1994 to 11/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional Shares as compared to the S&P 500 and the MGIB. The ending values were $47,689, $81,567 and $57,491, respectively.

A.2.  The graphic presentation here displayed consists of a line graph.  The corresponding components of the line graph are listed underneath.  The
      Select Shares of Federated Managed Growth Portfolio (the "Fund") is
      represented by a solid line. Standard & Poor's 500 Index (the "S&P
      500") is represented by a dotted line and the Managed Growth Indices
      Blend ("MGIB") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Select Shares of the Fund, the S&P 500 and the MGIB. The "x" axis reflects computation periods from 5/25/1994 to 11/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Select Shares as compared to the S&P 500 and the MGIB.
      The ending values were $18,388, $32,627 and $22,996, respectively.

A.1.  The graphic presentation here displayed consists of a line graph.  The corresponding components of the line graph are listed underneath.  The
      Institutional Shares of Federated Managed Income Portfolio (the "Fund")
      is represented by a solid line. The Lehman Brothers
      Government/Corporate Total Index ("LBGCT")is represented by a dotted line and the Managed Income Indices Blend ("MIIB") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the
      Institutional Shares of the Fund, the LBGCT and the MIIB. The "x" axis reflects computation periods from 5/25/1994 to 11/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional
      Shares as compared to the LBGCT and the MIIB. The ending values were
      $39,107, $39,816 and $43,297, respectively.

A.2.  The graphic presentation here displayed consists of a line graph.  The corresponding components of the line graph are listed underneath.  The
      Select Shares of Federated Managed Income Portfolio (the "Fund") is
      represented by a solid line. The Lehman Brothers Government/Corporate
      Total Index ("LBGCT")is represented by a dotted line and the Managed
      Income Indices Blend ("MIIB") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Select Shares of the Fund, the
      LBGCT and the MIIB. The "x" axis reflects computation periods from
      5/25/1994 to 11/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Select Shares as compared to the
      LBGCT and the MIIB. The ending values were $14,935, $15,926 and
      $17,319, respectively.

A.1.  The graphic presentation here displayed consists of a line graph.  The corresponding components of the line graph are listed underneath.  The
      Institutional Shares of Federated Managed Moderate Growth Portfolio
      (the "Fund") is represented by a solid line. Standard & Poor's 500
      Index (the "S&P 500") is represented by a dotted line and the Managed
      Moderated Growth Indices Blend ("MMGIB") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $25,000 hypothetical investment in the
      Institutional Shares of the Fund, the S&P 500 and the MMGIB. The "x"
      axis reflects computation periods from 5/25/1994 to 11/30/2000. The "y"
      axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional
      Shares as compared to the S&P 500 and the MMGIB. The ending values were
      $46,363, $81,567 and $52,770, respectively.

A.2.  The graphic presentation here displayed consists of a line graph.  The corresponding components of the line graph are listed underneath.  The
      Select Shares of Federated Managed Moderate Growth Portfolio (the
      "Fund") is represented by a solid line. Standard & Poor's 500 Index
      (the "S&P 500") is represented by a dotted line and the Managed
      Moderate Growth Indices Blend ("MMGIB") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Select
      Shares of the Fund, the S&P 500 and the MMGIB. The "x" axis reflects computation periods from 5/25/1994 to 11/30/2000. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Select Shares as compared to the S&P 500 and the MMGIB. The ending values were $17,729, $32,627 and $21,108, respectively.